UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 12/31/14

Item 1.	Schedule of Investments

GE Institutional International Equity Fund

Schedule of Investments—December 31, 2014 (Unaudited)

Common Stock—96.0% †	Number of Shares	Fair Value
Australia—2.0%
CSL Ltd.	189,636	$13,352,934
Insurance Australia Group Ltd.	3,532,728	17,980,315
		31,333,249

Belgium—1.8%
Anheuser-Busch InBev N.V.	249,586	28,088,738

Canada—2.7%
Brookfield Asset Management Inc., Class A	225,945	11,357,235
Cenovus Energy Inc.	590,122	12,212,583
Peyto Exploration & Development Corp.	234,312	6,770,924
Valeant Pharmaceuticals International Inc.	74,216	10,657,757	(a)
		40,998,499

China—1.5%
Baidu Inc. ADR	101,607	23,163,348	(a)

France—13.4%
Airbus Group N.V.	358,976	17,747,055
AXA S.A.	874,640	20,154,364
BNP Paribas S.A.	418,890	24,728,781
Credit Agricole S.A.	1,536,368	19,832,234
Safran S.A.	350,212	21,606,312
Sanofi	355,687	32,428,141
Schneider Electric SE	223,076	16,246,451
Technip S.A.	310,337	18,486,008
Total S.A.	589,279	30,189,940
Zodiac Aerospace	113,506	3,821,494
		205,240,780

Germany—9.9%
Bayer AG	198,989	27,123,867
Continental AG	137,690	29,041,944
Fresenius SE & Company KGaA	431,856	22,453,938
HeidelbergCement AG	299,794	21,159,422
Linde AG	145,742	26,846,015
SAP SE	367,085	25,632,944
		152,258,130

Hong Kong—2.3%
AIA Group Ltd.	6,537,402	35,930,539

India—2.6%
ICICI Bank Ltd.	4,025,980	22,350,413
Larsen & Toubro Ltd.	461,948	10,878,632
Power Grid Corporation of India Ltd.	2,928,149	6,373,829
		39,602,874

Italy—2.1%
Intesa Sanpaolo S.p.A.	6,691,547	19,411,512
Luxottica Group S.p.A.	225,118	12,340,705
		31,752,217

Japan—29.1%
Astellas Pharma Inc.	743,500	10,341,154
East Japan Railway Co.	221,300	16,663,570
FANUC Corp.	168,049	27,681,389
Fast Retailing Company Ltd.	34,859	12,672,853
Hitachi Ltd.	2,617,200	19,298,402
Keyence Corp.	32,100	14,289,870
Mazda Motor Corp.	900,500	21,605,277
Mitsubishi Estate Company Ltd.	1,198,724	25,233,923
Mitsubishi Heavy Industries Ltd.	4,256,400	23,466,779
Mitsubishi UFJ Financial Group Inc.	4,509,200	24,750,794
Mitsui Fudosan Company Ltd.	1,272,825	34,098,754
Murata Manufacturing Company Ltd.	272,579	29,715,538
Nidec Corp.	572,274	36,925,237
Rakuten Inc.	2,119,878	29,450,347	(a)
SoftBank Corp.	484,901	28,835,199
Sumitomo Mitsui Financial Group Inc.	620,300	22,404,011
Tokio Marine Holdings Inc.	977,646	31,721,218
Toyota Motor Corp.	600,481	37,384,489
		446,538,804

Mexico—0.4%
Grupo Financiero Banorte SAB de C.V., Class O	1,159,640	6,413,532

Netherlands—3.2%
ASML Holding N.V.	240,257	25,959,163
ING Groep N.V.	1,838,716	23,755,583	(a)
		49,714,746

South Korea—1.0%
Samsung Electronics Company Ltd.	13,041	15,678,464

Sweden—4.0%
Assa Abloy AB, Class B	341,599	17,966,686
Hexagon AB, Class B	262,202	8,055,017
Svenska Cellulosa AB SCA, Class B	216,976	4,658,181
Telefonaktiebolaget LM Ericsson, Class B	2,576,540	31,066,703
		61,746,587

Switzerland—5.9%
ABB Ltd.	642,663	13,605,078
Givaudan S.A.	6,631	11,901,648
Nestle S.A.	225,485	16,447,177
Roche Holding AG	141,952	38,482,075
The Swatch Group AG	23,535	10,461,359
		90,897,337

Taiwan—1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	5,187,548	22,853,594

United Kingdom—12.6%
Barclays PLC	8,517,142	32,032,092
BHP Billiton PLC	899,482	19,285,132
Capita PLC	776,336	13,022,780
Experian PLC	647,286	10,915,812
GlaxoSmithKline PLC	744,510	15,979,068
HSBC Holdings PLC	1,522,833	14,396,399
International Consolidated Airlines Group S.A.	1,653,410	12,452,162	(a)
Johnson Matthey PLC	247,100	13,005,540
Prudential PLC	906,622	20,969,351
Shire PLC	119,679	8,488,783
Vodafone Group PLC	4,644,708	15,931,597
WPP PLC	820,036	17,057,011
		193,535,727

Total Common Stock
(Cost $1,381,144,287)		1,475,747,165

Preferred Stock—1.7%

Germany—1.7%
Volkswagen AG
(Cost $24,793,585)	116,668	25,930,088

Total Investments in Securities
(Cost $1,405,937,872)		1,501,677,253

Short-Term Investments—2.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $34,684,553)		34,684,553	(d,h,m)

Total Investments
(Cost $1,440,622,425)		1,536,361,806

Other Assets and Liabilities, net—0.0% *		98,717

NET ASSETS—100.0%		$1,536,460,523

Other Information:

The Fund had the following long futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Topix Index Futures	March 2015	2	$234,789	$8,060

The Fund had the following short futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
EURO Stoxx 50 Index Futures	March 2015	13	$(492,842)	$(54)
FTSE 100 Index Futures	March 2015	1	(101,702)	(662)

				$(716)

				$7,344

The Fund was invested in the following sectors at December 31, 2014 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	12.13%
Pharmaceuticals	9.34%
Automobile Manufacturers	5.53%
Diversified Real Estate Activities	4.60%
Life & Health Insurance	3.70%
Electrical Components & Equipment	3.46%
Industrial Machinery	3.33%
Property & Casualty Insurance	3.24%
Wireless Telecommunication Services	2.91%
Aerospace & Defense	2.81%
Integrated Oil & Gas	2.76%
Electronic Equipment & Instruments	2.71%
Semiconductors	2.51%
Communications Equipment	2.02%
Electronic Components	1.93%
Internet Retail	1.92%
Auto Parts & Equipment	1.89%
Brewers	1.83%
Industrial Gases	1.75%
Semiconductor Equipment	1.69%
Application Software	1.67%
Specialty Chemicals	1.62%
Other Diversified Financial Services	1.55%
Internet Software & Services	1.51%
Apparel, Accessories & Luxury Goods	1.48%
Healthcare Services	1.46%
Construction Materials	1.38%
Multi-Line Insurance	1.31%
Diversified Metals & Mining	1.26%
Oil & Gas Equipment & Services	1.20%
Building Products	1.17%
Advertising	1.11%
Railroads	1.08%
Packaged Foods & Meats	1.07%
Heavy Electrical Equipment	0.89%
Biotechnology	0.87%
Human Resource & Employment Services	0.85%
Apparel Retail	0.82%
Airlines	0.81%
Research & Consulting Services	0.71%
Construction & Engineering	0.71%
Oil & Gas Exploration & Production	0.44%
Electric Utilities	0.41%
Household Products	0.30%

97.74%

Short-Term Investments
Short-Term Investments	2.26%

2.26%

100.00%

GE Institutional Premier Growth Equity Fund

Schedule of Investments—December 31, 2014 (Unaudited)

Common Stock—94.4% †	Number of Shares	Fair Value
Air Freight & Logistics—1.5%
United Parcel Service Inc., Class B	62,270	$6,922,556

Application Software—2.2%
Intuit Inc.	112,087	10,333,301

Asset Management & Custody Banks—3.1%
State Street Corp.	185,567	14,567,010	(e)

Biotechnology—8.0%
Alexion Pharmaceuticals Inc.	53,552	9,908,727	(a)
Amgen Inc.	99,633	15,870,541
Gilead Sciences Inc.	119,559	11,269,631	(a)
		37,048,899

Broadcasting—1.6%
Discovery Communications Inc., Class C	215,457	7,265,210	(a)

Cable & Satellite—6.4%
Comcast Corp., Special Class A	209,230	12,044,325
Liberty Global PLC, Class C	363,661	17,568,463	(a)
		29,612,788

Casinos & Gaming—1.3%
Las Vegas Sands Corp.	103,369	6,011,941

Communications Equipment—3.7%
QUALCOMM Inc.	230,402	17,125,781

Data Processing & Outsourced Services—3.9%
Visa Inc., Class A	68,498	17,960,176

Fertilizers & Agricultural Chemicals—3.4%
Monsanto Co.	130,769	15,622,972

Healthcare Equipment—4.9%
Abbott Laboratories	267,764	12,054,735
Covidien PLC	105,860	10,827,361
		22,882,096

Healthcare Services—2.4%
Express Scripts Holding Co.	132,015	11,177,710	(a)

Healthcare Supplies—1.6%
The Cooper Companies Inc.	47,326	7,671,071

Home Improvement Retail—3.7%
Lowe’s Companies Inc.	249,084	17,136,979

Industrial Machinery—1.1%
Dover Corp.	74,725	5,359,277

Internet Retail—2.2%
Amazon.com Inc.	33,626	10,435,829	(a)

Internet Software & Services—10.4%
Baidu Inc. ADR	72,234	16,467,185	(a)
eBay Inc.	209,230	11,741,988	(a)
Facebook Inc., Class A	74,725	5,830,044	(a)
Google Inc., Class A	11,209	5,948,168	(a)
Google Inc., Class C	16,190	8,522,416	(a)
		48,509,801

Investment Banking & Brokerage—2.2%
The Charles Schwab Corp.	342,489	10,339,743

Movies & Entertainment—2.1%
The Walt Disney Co.	105,860	9,970,953

Oil & Gas Equipment & Services—3.8%
Schlumberger Ltd.	207,985	17,763,999

Pharmaceuticals—3.4%
Actavis PLC	61,025	15,708,445	(a)

Soft Drinks—3.1%
PepsiCo Inc.	151,941	14,367,541

Specialized Finance—6.1%
CME Group Inc.	190,548	16,892,080
McGraw Hill Financial Inc.	130,769	11,635,826
		28,527,906

Specialized REITs—2.9%
American Tower Corp.	136,996	13,542,055

Specialty Stores—2.1%
Dick’s Sporting Goods Inc.	193,039	9,584,386

Technology Hardware, Storage & Peripherals—7.3%
Apple Inc.	180,585	19,932,972
EMC Corp.	467,031	13,889,502
		33,822,474

Total Common Stock
(Cost $290,345,548)		439,270,899

Short-Term Investments—5.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $23,898,581)		23,898,581	(d,h,m)

Total Investments
(Cost $314,244,129)		463,169,480

Other Assets and Liabilities, net—0.4%		2,064,516

NET ASSETS—100.0%		$465,233,996

Other Information:

The Fund had the following long futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2015	140	$14,366,800	$142,722

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—December 31, 2014 (Unaudited)

Common Stock—95.8% †	Number of Shares	Fair Value
Aerospace & Defense—5.1%
General Dynamics Corp.	6,381	$878,153
Hexcel Corp.	18,077	750,015	(a)
Honeywell International Inc.	20,950	2,093,324
The Boeing Co.	10,634	1,382,207
		5,103,699

Agricultural Products—1.7%
Archer-Daniels-Midland Co.	32,967	1,714,284

Airlines—1.3%
Delta Air Lines Inc.	26,586	1,307,765

Asset Management & Custody Banks—4.7%
Ameriprise Financial Inc.	12,442	1,645,454
Invesco Ltd.	40,411	1,597,043
State Street Corp.	19,141	1,502,569	(e)
		4,745,066

Auto Parts & Equipment—0.9%
Delphi Automotive PLC	12,761	927,980

Automobile Manufacturers—1.4%
Ford Motor Co.	90,393	1,401,091

Automotive Retail—1.1%
Advance Auto Parts Inc.	5,849	931,629
AutoZone Inc.	320	198,115	(a)
		1,129,744

Biotechnology—2.2%
Amgen Inc.	13,825	2,202,184

Broadcasting—0.9%
CBS Corp., Class B	15,952	882,784

Cable & Satellite—2.0%
Comcast Corp., Class A	35,094	2,035,803

Commodity Chemicals—0.4%
LyondellBasell Industries N.V., Class A	4,786	379,961

Communications Equipment—4.6%
Cisco Systems Inc.	88,266	2,455,119
QUALCOMM Inc.	29,151	2,166,794
		4,621,913

Consumer Finance—2.0%
American Express Co.	21,268	1,978,775

Diversified Banks—5.4%
Citigroup Inc.	32,967	1,783,844
JPMorgan Chase & Co.	34,349	2,149,560
Wells Fargo & Co.	26,586	1,457,445
		5,390,849

Drug Retail—2.3%
CVS Health Corp.	24,459	2,355,646

Electric Utilities—1.1%
NextEra Energy Inc.	10,634	1,130,288

General Merchandise Stores—3.8%
Dollar General Corp.	26,054	1,842,018	(a)
Target Corp.	25,522	1,937,375
		3,779,393

Healthcare Distributors—1.6%
Cardinal Health Inc.	20,205	1,631,150

Healthcare Equipment—2.3%
Boston Scientific Corp.	109,534	1,451,326	(a)
Stryker Corp.	9,146	862,742
		2,314,068

Home Improvement Retail—1.9%
Lowe’s Companies Inc.	27,118	1,865,718

Household Products—0.5%
Energizer Holdings Inc.	4,254	546,894

Independent Power Producers & Energy Traders—1.6%
Calpine Corp.	35,912	794,732	(a)
NRG Energy Inc.	28,861	777,804
		1,572,536

Industrial Machinery—1.1%
Ingersoll-Rand PLC	17,015	1,078,581

Integrated Oil & Gas—6.4%
Cenovus Energy Inc.	27,291	562,740
Exxon Mobil Corp.	27,649	2,556,150
Hess Corp.	21,270	1,570,151
Occidental Petroleum Corp.	22,332	1,800,183
		6,489,224

Integrated Telecommunication Services—1.7%
Verizon Communications Inc.	37,221	1,741,198

Internet Software & Services—1.8%
Google Inc., Class A	3,509	1,862,086	(a)

Life & Health Insurance—0.9%
Lincoln National Corp.	15,131	872,605

Life Sciences Tools & Services—0.5%
PerkinElmer Inc.	12,761	558,039

Movies & Entertainment—1.7%
Time Warner Inc.	19,674	1,680,553

Multi-Line Insurance—3.2%
American International Group Inc.	25,523	1,429,543
The Hartford Financial Services Group Inc.	42,538	1,773,409
		3,202,952

Oil & Gas Equipment & Services—2.4%
Cameron International Corp.	7,444	371,828	(a)
Schlumberger Ltd.	23,927	2,043,605
		2,415,433

Oil & Gas Exploration & Production—1.0%
Marathon Oil Corp.	34,030	962,709

Packaged Foods & Meats—1.7%
Mondelez International Inc., Class A	46,792	1,699,719

Pharmaceuticals—7.0%
Actavis PLC	7,444	1,916,160	(a)
Johnson & Johnson	10,635	1,112,102
Merck & Company Inc.	26,587	1,509,875
Pfizer Inc.	81,885	2,550,718
		7,088,855

Railroads—0.5%
CSX Corp.	14,888	539,392	(h)

Regional Banks—1.4%
Regions Financial Corp.	132,931	1,403,751

Research & Consulting Services—1.7%
Nielsen N.V.	37,220	1,664,851

Semiconductor Equipment—1.1%
Applied Materials Inc.	45,728	1,139,542

Soft Drinks—3.4%
Coca-Cola Enterprises Inc.	31,904	1,410,795
PepsiCo Inc.	21,802	2,061,597
		3,472,392

Specialized REITs—1.5%
American Tower Corp.	14,888	1,471,679

Specialty Chemicals—0.3%
Axalta Coating Systems Ltd.	10,635	276,723	(a,h)

Systems Software—1.6%
Microsoft Corp.	10,634	493,950
Oracle Corp.	24,459	1,099,921
		1,593,871

Technology Hardware, Storage & Peripherals—6.1%
Apple Inc.	25,310	2,793,718
EMC Corp.	68,059	2,024,075
Hewlett-Packard Co.	31,904	1,280,307
		6,098,100

Total Common Stock
(Cost $78,657,151)		96,329,846

Exchange Traded Funds—1.4%
Financial Select Sector SPDR Fund	11,595	286,744	(m)
Industrial Select Sector SPDR Fund	20,026	1,132,871	(m)

Total Exchange Traded Funds
(Cost $886,856)		1,419,615

Total Investments in Securities
(Cost $79,544,007)		97,749,461

Short-Term Investments—2.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $2,670,774)	2,670,774	(d,h,m)

Total Investments
(Cost $82,214,781)	100,420,235

Other Assets and Liabilities, net—0.1%	97,266

NET ASSETS—100.0%	$100,517,501

Other Information:

The Fund had the following long futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2015	14	$1,436,680	$13,490

GE Institutional U.S. Equity Fund

Schedule of Investments—December 31, 2014 (Unaudited)

Common Stock—95.9% †	Number of Shares	Fair Value
Aerospace & Defense—4.2%
General Dynamics Corp.	71,433	$9,830,609
Hexcel Corp.	125,563	5,209,609	(a)
Honeywell International Inc.	130,704	13,059,944
The Boeing Co.	32,173	4,181,847
		32,282,009

Agricultural Products—1.2%
Archer-Daniels-Midland Co.	183,065	9,519,380

Air Freight & Logistics—0.5%
United Parcel Service Inc., Class B	32,173	3,576,672

Airlines—1.0%
Delta Air Lines Inc.	151,367	7,445,743

Application Software—0.7%
Intuit Inc.	57,912	5,338,907

Asset Management & Custody Banks—4.7%
Ameriprise Financial Inc.	88,193	11,663,524
Invesco Ltd.	300,580	11,878,922
State Street Corp.	153,700	12,065,450	(e)
		35,607,896

Auto Parts & Equipment—0.4%
Delphi Automotive PLC	39,001	2,836,153

Automobile Manufacturers—0.6%
Ford Motor Co.	273,690	4,242,195

Automotive Retail—0.4%
Advance Auto Parts Inc.	17,682	2,816,389
AutoZone Inc.	948	586,916	(a)
		3,403,305

Biotechnology—4.4%
Alexion Pharmaceuticals Inc.	27,669	5,119,595	(a)
Amgen Inc.	133,840	21,319,374
Gilead Sciences Inc.	77,859	7,338,989	(a)
		33,777,958

Broadcasting—0.8%
CBS Corp., Class B	48,260	2,670,708
Discovery Communications Inc., Class C	111,319	3,753,677	(a)
		6,424,385

Cable & Satellite—3.7%
Comcast Corp., Class A	219,931	12,758,197
Comcast Corp., Special Class A	108,102	6,222,892
Liberty Global PLC, Class C	187,891	9,077,014	(a)
		28,058,103

Casinos & Gaming—0.4%
Las Vegas Sands Corp.	53,347	3,102,662

Commodity Chemicals—0.1%
LyondellBasell Industries N.V., Class A	13,997	1,111,222

Communications Equipment—4.7%
Cisco Systems Inc.	563,204	15,665,519
QUALCOMM Inc.	275,277	20,461,340
		36,126,859

Consumer Finance—1.6%
American Express Co.	127,452	11,858,134

Data Processing & Outsourced Services—1.2%
Visa Inc., Class A	35,364	9,272,441

Diversified Banks—5.7%
Bank of America Corp.	313,214	5,603,399
Citigroup Inc.	221,384	11,979,088
JPMorgan Chase & Co.	274,476	17,176,708
Wells Fargo & Co.	164,083	8,995,030
		43,754,225

Drug Retail—2.0%
CVS Health Corp.	156,082	15,032,257

Electric Utilities—0.4%
NextEra Energy Inc.	32,173	3,419,668

Fertilizers & Agricultural Chemicals—1.1%
Monsanto Co.	67,564	8,071,871

General Merchandise Stores—2.5%
Dollar General Corp.	78,803	5,571,372	(a)
Target Corp.	175,342	13,310,211
		18,881,583

Healthcare Distributors—0.6%
Cardinal Health Inc.	61,085	4,931,392

Healthcare Equipment—3.5%
Abbott Laboratories	138,344	6,228,247
Boston Scientific Corp.	617,716	8,184,737	(a)
Covidien PLC	93,302	9,542,929
Stryker Corp.	27,652	2,608,413
		26,564,326

Healthcare Services—0.8%
Express Scripts Holding Co.	68,207	5,775,087	(a)

Healthcare Supplies—0.5%
The Cooper Companies Inc.	24,452	3,963,425

Home Improvement Retail—1.9%
Lowe’s Companies Inc.	210,673	14,494,302

Household Products—0.2%
Energizer Holdings Inc.	12,869	1,654,439

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	108,156	2,393,492	(a)
NRG Energy Inc.	86,843	2,340,419
		4,733,911

Industrial Machinery—0.8%
Dover Corp.	38,608	2,768,966
Ingersoll-Rand PLC	51,594	3,270,543
		6,039,509

Integrated Oil & Gas—5.2%
Cenovus Energy Inc.	247,521	5,103,883
Chevron Corp.	45,042	5,052,811
Exxon Mobil Corp.	156,302	14,450,120
Hess Corp.	87,662	6,471,209
Occidental Petroleum Corp.	106,477	8,583,111
		39,661,134

Integrated Telecommunication Services—0.7%
Verizon Communications Inc.	111,954	5,237,208

Internet Retail—0.7%
Amazon.com Inc.	17,373	5,391,711	(a)

Internet Software & Services—4.0%
Baidu Inc. ADR	37,338	8,511,944	(a,h)
eBay Inc.	108,102	6,066,684	(a)
Facebook Inc., Class A	38,668	3,016,877	(a)
Google Inc., Class A	16,413	8,709,723	(a)
Google Inc., Class C	8,365	4,403,336	(a)
		30,708,564

Investment Banking & Brokerage—0.7%
The Charles Schwab Corp.	177,083	5,346,136

Life & Health Insurance—0.4%
Lincoln National Corp.	46,396	2,675,657

Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	38,608	1,688,328

Movies & Entertainment—2.1%
The Walt Disney Co.	54,694	5,151,628
Time Warner Inc.	124,450	10,630,519
		15,782,147

Multi-Line Insurance—3.1%
American International Group Inc.	193,387	10,831,606
The Hartford Financial Services Group Inc.	310,383	12,939,867
		23,771,473

Oil & Gas Equipment & Services—2.3%
Cameron International Corp.	22,107	1,104,245	(a)
Schlumberger Ltd.	180,127	15,384,647
Weatherford International PLC	112,476	1,287,850	(a)
		17,776,742

Oil & Gas Exploration & Production—0.4%
Marathon Oil Corp.	102,823	2,908,863

Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	231,603	8,412,979

Pharmaceuticals—6.6%
Actavis PLC	80,441	20,706,318	(a)
Johnson & Johnson	31,317	3,274,819
Merck & Company Inc.	206,036	11,700,784
Pfizer Inc.	482,815	15,039,687
		50,721,608

Railroads—0.2%
CSX Corp.	45,217	1,638,212

Regional Banks—1.0%
Regions Financial Corp.	743,199	7,848,181

Research & Consulting Services—1.3%
Nielsen N.V.	223,478	9,996,171

Semiconductor Equipment—0.5%
Applied Materials Inc.	138,344	3,447,533

Soft Drinks—3.0%
Coca-Cola Enterprises Inc.	201,725	8,920,279
PepsiCo Inc.	144,414	13,655,788
		22,576,067

Specialized Finance—1.9%
CME Group Inc.	98,415	8,724,490
McGraw Hill Financial Inc.	67,564	6,011,844
		14,736,334

Specialized REITs—1.5%
American Tower Corp.	115,736	11,440,504

Specialty Chemicals—0.1%
Axalta Coating Systems Ltd.	41,518	1,080,298	(a)

Specialty Stores—0.6%
Dick’s Sporting Goods Inc.	99,737	4,951,942

Systems Software—0.6%
Microsoft Corp.	32,173	1,494,436
Oracle Corp.	73,998	3,327,690
		4,822,126

Technology Hardware, Storage & Peripherals—6.5%
Apple Inc.	169,874	18,750,692
EMC Corp.	640,245	19,040,886
Hewlett-Packard Co.	305,797	12,271,634
		50,063,212

Total Common Stock
(Cost $572,685,898)		733,983,149

Exchange Traded Funds—1.3%
Financial Select Sector SPDR Fund	82,823	2,048,213	(m)
Industrial Select Sector SPDR Fund	141,676	8,014,611	(m)

Total Exchange Traded Funds
(Cost $6,626,309)		10,062,824

Total Investments in Securities
(Cost $579,312,207)		744,045,973

Short-Term Investments—2.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $19,552,523)		19,552,523	(d,h,m)

Total Investments
(Cost $598,864,730)		763,598,496

Other Assets and Liabilities, net—0.3%		2,029,498

NET ASSETS—100.0%		$765,627,994

Other Information:

The Fund had the following long futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2015	52	$5,336,240	$70,694

GE Institutional S&P 500 Index Fund

Schedule of Investments—December 31, 2014 (Unaudited)

Common Stock—96.5% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	442	$34,242
The Interpublic Group of Companies Inc.	714	14,830
		49,072

Aerospace & Defense—2.6%
General Dynamics Corp.	569	78,306
Honeywell International Inc.	1,408	140,687
L-3 Communications Holdings Inc.	171	21,582
Lockheed Martin Corp.	484	93,204
Northrop Grumman Corp.	370	54,534
Precision Castparts Corp.	256	61,665
Raytheon Co.	554	59,926
Rockwell Collins Inc.	233	19,684
Textron Inc.	550	23,161
The Boeing Co.	1,207	156,886
United Technologies Corp.	1,533	176,295
		885,930

Agricultural & Farm Machinery—0.2%
Deere & Co.	638	56,444

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	1,151	59,852

Air Freight & Logistics—0.8%
CH Robinson Worldwide Inc.	253	18,947
Expeditors International of Washington Inc.	332	14,811
FedEx Corp.	475	82,488
United Parcel Service Inc., Class B	1,266	140,741
		256,987

Airlines—0.4%
Delta Air Lines Inc.	1,506	74,080
Southwest Airlines Co.	1,218	51,546
		125,626

Alternative Carriers—0.1%
Level 3 Communications Inc.	484	23,900	(a)

Aluminum—0.1%
Alcoa Inc.	2,074	32,748

Apparel Retail—0.5%
L Brands Inc.	433	37,476
Ross Stores Inc.	369	34,782
The Gap Inc.	538	22,655
The TJX Companies Inc.	1,241	85,108
Urban Outfitters Inc.	218	7,658	(a)
		187,679

Apparel, Accessories & Luxury Goods—0.5%
Coach Inc.	543	20,395
Fossil Group Inc.	75	8,306	(a)
Michael Kors Holdings Ltd.	400	30,040	(a)
PVH Corp.	166	21,276
Ralph Lauren Corp.	124	22,960
Under Armour Inc., Class A	288	19,555	(a)
VF Corp.	612	45,839
		168,371

Application Software—0.6%
Adobe Systems Inc.	843	61,286	(a)
Autodesk Inc.	396	23,784	(a)
Citrix Systems Inc.	314	20,033	(a)
Intuit Inc.	504	46,464
salesforce.com Inc.	1,083	64,233	(a)
		215,800

Asset Management & Custody Banks—1.3%
Affiliated Managers Group Inc.	96	20,375	(a)
Ameriprise Financial Inc.	332	43,907
BlackRock Inc.	234	83,669
Franklin Resources Inc.	696	38,537
Invesco Ltd.	780	30,825
Legg Mason Inc.	199	10,621
Northern Trust Corp.	387	26,084
State Street Corp.	754	59,189	(e)
T Rowe Price Group Inc.	465	39,925
The Bank of New York Mellon Corp.	2,026	82,195
		435,327

Auto Parts & Equipment—0.3%
BorgWarner Inc.	396	21,760
Delphi Automotive PLC	529	38,469
Johnson Controls Inc.	1,187	57,380
		117,609

Automobile Manufacturers—0.6%
Ford Motor Co.	6,965	107,957
General Motors Co.	2,413	84,238
		192,195

Automotive Retail—0.3%
AutoNation Inc.	155	9,364	(a)
AutoZone Inc.	57	35,289	(a)
CarMax Inc.	380	25,300	(a)
O’Reilly Automotive Inc.	183	35,250	(a)
		105,203

Biotechnology—2.8%
Alexion Pharmaceuticals Inc.	353	65,316	(a)
Amgen Inc.	1,386	220,776
Biogen Idec Inc.	425	144,266	(a)
Celgene Corp.	1,440	161,078	(a)
Gilead Sciences Inc.	2,729	257,235	(a)
Regeneron Pharmaceuticals Inc.	131	53,743	(a)
Vertex Pharmaceuticals Inc.	446	52,985	(a)
		955,399

Brewers—0.1%
Molson Coors Brewing Co., Class B	276	20,568

Broadcasting—0.3%
CBS Corp., Class B	860	47,592
Discovery Communications Inc., Class A	240	8,268	(a)
Discovery Communications Inc., Class C	466	15,714	(a)
Scripps Networks Interactive Inc., Class A	232	17,463
		89,037

Building Products—0.1%
Allegion PLC	177	9,816
Masco Corp.	714	17,993
		27,809

Cable & Satellite—1.3%
Cablevision Systems Corp., Class A	388	8,008
Comcast Corp., Class A	4,673	271,081
DIRECTV	899	77,943	(a)
Time Warner Cable Inc.	516	78,463
		435,495

Casinos & Gaming—0.1%
Wynn Resorts Ltd.	163	24,248

Coal & Consumable Fuels—0.0% *
CONSOL Energy Inc.	460	15,553

Commodity Chemicals—0.2%
LyondellBasell Industries N.V., Class A	758	60,178

Communications Equipment—1.6%
Cisco Systems Inc.	9,314	259,069
F5 Networks Inc.	127	16,569	(a)
Harris Corp.	225	16,159
Juniper Networks Inc.	683	15,245
Motorola Solutions Inc.	385	25,826
QUALCOMM Inc.	3,024	224,774
		557,642

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	550	21,439
GameStop Corp., Class A	261	8,822
		30,261

Construction & Engineering—0.1%
Fluor Corp.	314	19,038
Jacobs Engineering Group Inc.	283	12,647	(a)
Quanta Services Inc.	452	12,832	(a)
		44,517

Construction Machinery & Heavy Trucks—0.6%
Caterpillar Inc.	1,128	103,246
Cummins Inc.	303	43,683
Joy Global Inc.	151	7,025
PACCAR Inc.	628	42,710
		196,664

Construction Materials—0.1%
Martin Marietta Materials Inc.	141	15,555
Vulcan Materials Co.	222	14,592
		30,147

Consumer Electronics—0.1%
Garmin Ltd.	202	10,672
Harman International Industries Inc.	114	12,165
		22,837

Consumer Finance—0.9%
American Express Co.	1,620	150,725
Capital One Financial Corp.	1,005	82,962
Discover Financial Services	822	53,833
Navient Corp.	846	18,282
		305,802

Data Processing & Outsourced Services—1.9%
Alliance Data Systems Corp.	118	33,754	(a)
Automatic Data Processing Inc.	860	71,698
Computer Sciences Corp.	282	17,780
Fidelity National Information Services Inc.	501	31,162
Fiserv Inc.	438	31,085	(a)
Mastercard Inc., Class A	1,772	152,676
Paychex Inc.	571	26,363
The Western Union Co.	906	16,226
Total System Services Inc.	313	10,629
Visa Inc., Class A	888	232,834
Xerox Corp.	1,893	26,237
		650,444

Department Stores—0.3%
Kohl’s Corp.	415	25,332
Macy’s Inc.	625	41,094
Nordstrom Inc.	245	19,450
		85,876

Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	276	24,244
Constellation Brands Inc., Class A	293	28,764	(a)
		53,008

Distributors—0.1%
Genuine Parts Co.	268	28,561

Diversified Banks—4.9%
Bank of America Corp.	18,998	339,874
Citigroup Inc.	5,476	296,306
Comerica Inc.	306	14,333
JPMorgan Chase & Co.	6,799	425,482
U.S. Bancorp	3,243	145,773
Wells Fargo & Co.	8,590	470,904
		1,692,672

Diversified Chemicals—0.7%
Eastman Chemical Co.	258	19,572
EI du Pont de Nemours & Co.	1,645	121,631
FMC Corp.	223	12,718
The Dow Chemical Co.	2,014	91,858
		245,779

Diversified Metals & Mining—0.1%
Freeport-McMoRan Inc.	1,846	43,123

Diversified REITs—0.1%
Vornado Realty Trust	307	36,137

Diversified Support Services—0.0% *
Cintas Corp.	188	14,747

Drug Retail—0.9%
CVS Health Corp.	2,088	201,095
Walgreens Boots Alliance Inc.	1,580	120,396
		321,491

Electric Utilities—1.8%
American Electric Power Company Inc.	868	52,705
Duke Energy Corp.	1,269	106,012
Edison International	575	37,651
Entergy Corp.	314	27,469
Exelon Corp.	1,529	56,695
FirstEnergy Corp.	735	28,658
NextEra Energy Inc.	781	83,012
Northeast Utilities	553	29,597
Pepco Holdings Inc.	476	12,819
Pinnacle West Capital Corp.	255	17,419
PPL Corp.	1,176	42,724
The Southern Co.	1,602	78,674
Xcel Energy Inc.	886	31,825
		605,260

Electrical Components & Equipment—0.5%
AMETEK Inc.	500	26,315
Eaton Corporation PLC	848	57,630
Emerson Electric Co.	1,249	77,101
Rockwell Automation Inc.	241	26,799
		187,845

Electronic Components—0.2%
Amphenol Corp., Class A	550	29,595
Corning Inc.	2,292	52,556
		82,151

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	308	9,951

Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	726	45,919

Environmental & Facilities Services—0.2%
Republic Services Inc.	511	20,568
Stericycle Inc.	146	19,138	(a)
Waste Management Inc.	766	39,311
		79,017

Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	86	23,439
Monsanto Co.	869	103,819
The Mosaic Co.	555	25,336
		152,594

Food Distributors—0.1%
Sysco Corp.	1,038	41,198

Food Retail—0.3%
Safeway Inc.	443	15,558
The Kroger Co.	869	55,799
Whole Foods Market Inc.	634	31,966
		103,323

Footwear—0.4%
NIKE Inc., Class B	1,264	121,534

Gas Utilities—0.0% *
AGL Resources Inc.	197	10,738

General Merchandise Stores—0.5%
Dollar General Corp.	600	42,420	(a)
Dollar Tree Inc.	358	25,196	(a)
Family Dollar Stores Inc.	212	16,792
Target Corp.	1,135	86,158
		170,566

Gold—0.1%
Newmont Mining Corp.	910	17,199

Health Care REITs—0.3%
HCP Inc.	809	35,620
Health Care REIT Inc.	609	46,083
Ventas Inc.	519	37,213
		118,916

Healthcare Distributors—0.5%
AmerisourceBergen Corp.	375	33,810
Cardinal Health Inc.	598	48,277
McKesson Corp.	415	86,146
Patterson Companies Inc.	145	6,974
		175,207

Healthcare Equipment—2.1%
Abbott Laboratories	2,702	121,644
Baxter International Inc.	968	70,945
Becton Dickinson and Co.	341	47,454
Boston Scientific Corp.	2,325	30,806	(a)
CareFusion Corp.	351	20,828	(a)
Covidien PLC	809	82,745
CR Bard Inc.	129	21,494
Edwards Lifesciences Corp.	218	27,769	(a)
Intuitive Surgical Inc.	63	33,323	(a)

Medtronic Inc.	1,801	130,032
St Jude Medical Inc.	501	32,580
Stryker Corp.	531	50,089
Varian Medical Systems Inc.	199	17,215	(a)
Zimmer Holdings Inc.	297	33,686
		720,610

Healthcare Facilities—0.1%
Tenet Healthcare Corp.	212	10,742	(a)
Universal Health Services Inc., Class B	200	22,252
		32,994

Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	298	22,570	(a)
Express Scripts Holding Co.	1,339	113,373	(a)
Laboratory Corporation of America Holdings	144	15,538	(a)
Quest Diagnostics Inc.	246	16,497
		167,978

Healthcare Supplies—0.0% *
DENTSPLY International Inc.	259	13,797

Healthcare Technology—0.1%
Cerner Corp.	535	34,593	(a)

Home Building—0.1%
DR Horton Inc.	717	18,133
Lennar Corp., Class A	301	13,488
PulteGroup Inc.	660	14,163
		45,784

Home Entertainment Software—0.1%
Electronic Arts Inc.	544	25,576	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	322	24,527	(a)

Home Furnishings—0.1%
Leggett & Platt Inc.	265	11,292
Mohawk Industries Inc.	106	16,468	(a)
		27,760

Home Improvement Retail—1.1%
Lowe’s Companies Inc.	1,773	121,983
The Home Depot Inc.	2,429	254,972
		376,955

Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	1,329	31,590

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	794	35,992
Marriott International Inc., Class A	382	29,807
Royal Caribbean Cruises Ltd.	300	24,729
Starwood Hotels & Resorts Worldwide Inc.	311	25,213
Wyndham Worldwide Corp.	216	18,524
		134,265

Household Appliances—0.1%
Whirlpool Corp.	155	30,030

Household Products—1.9%
Colgate-Palmolive Co.	1,541	106,622
Kimberly-Clark Corp.	669	77,296
The Clorox Co.	224	23,343
The Procter & Gamble Co.	4,896	445,977
		653,238

Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	543	20,683

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	275	16,054

Hypermarkets & Super Centers—1.0%
Costco Wholesale Corp.	787	111,557
Wal-Mart Stores Inc.	2,850	244,758
		356,315

Independent Power Producers & Energy Traders—0.1%
AES Corp.	1,134	15,615
NRG Energy Inc.	727	19,593
		35,208

Industrial Conglomerates—2.3%
3M Co.	1,168	191,926
Danaher Corp.	1,093	93,681
General Electric Co.	18,255	461,304	(k)
Roper Industries Inc.	175	27,361
		774,272

Industrial Gases—0.4%
Air Products & Chemicals Inc.	340	49,038
Airgas Inc.	139	16,010
Praxair Inc.	521	67,501
		132,549

Industrial Machinery—0.8%
Dover Corp.	340	24,385
Flowserve Corp.	229	13,701
Illinois Tool Works Inc.	651	61,650
Ingersoll-Rand PLC	531	33,660
Pall Corp.	183	18,521
Parker-Hannifin Corp.	262	33,785
Pentair PLC	388	25,771
Snap-on Inc.	98	13,400
Stanley Black & Decker Inc.	273	26,230
Xylem Inc.	370	14,086
		265,189

Industrial REITs—0.1%
Prologis Inc.	882	37,952

Insurance Brokers—0.3%
Aon PLC	516	48,932
Marsh & McLennan Companies Inc.	969	55,466
		104,398

Integrated Oil & Gas—3.6%
Chevron Corp.	3,432	385,002
Exxon Mobil Corp.	7,717	713,437	(h)
Hess Corp.	460	33,957
Occidental Petroleum Corp.	1,400	112,854
		1,245,250

Integrated Telecommunication Services—2.1%
AT&T Inc.	9,370	314,738
CenturyLink Inc.	1,009	39,936
Frontier Communications Corp.	1,941	12,947
Verizon Communications Inc.	7,549	353,142
Windstream Holdings Inc.	1,095	9,023
		729,786

Internet Retail—1.1%
Amazon.com Inc.	684	212,279	(a)
Expedia Inc.	168	14,340
Netflix Inc.	106	36,211	(a)
The Priceline Group Inc.	94	107,180	(a)
TripAdvisor Inc.	217	16,201	(a)
		386,211

Internet Software & Services—3.1%
Akamai Technologies Inc.	368	23,169	(a)
eBay Inc.	2,029	113,867	(a)
Facebook Inc., Class A	3,806	296,944	(a)
Google Inc., Class A	519	275,413	(a)
Google Inc., Class C	519	273,202	(a)
VeriSign Inc.	230	13,110	(a)
Yahoo! Inc.	1,657	83,695	(a)
		1,079,400

Investment Banking & Brokerage—0.9%
E*TRADE Financial Corp.	511	12,394	(a)
Morgan Stanley	2,747	106,584
The Charles Schwab Corp.	2,043	61,678
The Goldman Sachs Group Inc.	737	142,853
		323,509

IT Consulting & Other Services—1.3%
Accenture PLC, Class A	1,132	101,099
Cognizant Technology Solutions Corp., Class A	1,083	57,031	(a)
International Business Machines Corp.	1,675	268,737
Teradata Corp.	266	11,619	(a)
		438,486

Leisure Products—0.1%
Hasbro Inc.	232	12,758
Mattel Inc.	581	17,979
		30,737

Life & Health Insurance—0.9%
Aflac Inc.	804	49,116
Lincoln National Corp.	455	26,240

MetLife Inc.	2,081	112,561
Principal Financial Group Inc.	477	24,776
Prudential Financial Inc.	822	74,358
Torchmark Corp.	255	13,813
Unum Group	432	15,068
		315,932

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	685	28,044
PerkinElmer Inc.	288	12,594
Thermo Fisher Scientific Inc.	715	89,582
Waters Corp.	173	19,501	(a)
		149,721

Managed Healthcare—1.1%
Aetna Inc.	631	56,052
Anthem Inc.	489	61,453
Cigna Corp.	468	48,162
Humana Inc.	272	39,067
UnitedHealth Group Inc.	1,751	177,008
		381,742

Metal & Glass Containers—0.1%
Ball Corp.	236	16,088
Owens-Illinois Inc.	419	11,309	(a)
		27,397

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	406	26,759

Movies & Entertainment—1.7%
The Walt Disney Co.	2,851	268,536
Time Warner Inc.	1,537	131,291
Twenty-First Century Fox Inc., Class A	3,386	130,039
Viacom Inc., Class B	677	50,944
		580,810

Multi-Line Insurance—0.6%
American International Group Inc.	2,567	143,778
Assurant Inc.	146	9,991
Genworth Financial Inc., Class A	912	7,752	(a)
Loews Corp.	528	22,186
The Hartford Financial Services Group Inc.	787	32,810
		216,517

Multi-Sector Holdings—1.5%
Berkshire Hathaway Inc., Class B	3,297	495,044	(a)
Leucadia National Corp.	659	14,775
		509,819

Multi-Utilities—1.2%
Ameren Corp.	509	23,480
CenterPoint Energy Inc.	737	17,268
CMS Energy Corp.	544	18,904
Consolidated Edison Inc.	515	33,995
Dominion Resources Inc.	1,042	80,130
DTE Energy Co.	308	26,602

Integrys Energy Group Inc.	131	10,198
NiSource Inc.	547	23,204
PG&E Corp.	883	47,011
Public Service Enterprise Group Inc.	893	36,979
SCANA Corp.	277	16,731
Sempra Energy	410	45,658
TECO Energy Inc.	549	11,249
Wisconsin Energy Corp.	388	20,463
		411,872

Office REITs—0.1%
Boston Properties Inc.	270	34,746

Office Services & Supplies—0.0% *
Pitney Bowes Inc.	320	7,798

Oil & Gas Drilling—0.2%
Diamond Offshore Drilling Inc.	177	6,498
Ensco PLC, Class A	467	13,987
Helmerich & Payne Inc.	218	14,697
Nabors Industries Ltd.	534	6,931
Noble Corporation PLC	596	9,876
Transocean Ltd.	700	12,831
		64,820

Oil & Gas Equipment & Services—1.2%
Baker Hughes Inc.	771	43,230
Cameron International Corp.	389	19,431	(a)
FMC Technologies Inc.	498	23,326	(a)
Halliburton Co.	1,518	59,703
National Oilwell Varco Inc.	765	50,130
Schlumberger Ltd.	2,338	199,689
		395,509

Oil & Gas Exploration & Production—1.9%
Anadarko Petroleum Corp.	904	74,580
Apache Corp.	677	42,427
Cabot Oil & Gas Corp.	868	25,701
California Resources Corp.	69	380	(a)
Chesapeake Energy Corp.	1,121	21,938
Cimarex Energy Co.	148	15,688
ConocoPhillips	2,213	152,830
Denbury Resources Inc.	714	5,805
Devon Energy Corp.	680	41,623
EOG Resources Inc.	981	90,321
EQT Corp.	264	19,985
Marathon Oil Corp.	1,188	33,608
Murphy Oil Corp.	282	14,247
Newfield Exploration Co.	338	9,166	(a)
Noble Energy Inc.	632	29,976
Pioneer Natural Resources Co.	278	41,380
QEP Resources Inc.	351	7,097
Range Resources Corp.	348	18,601
Southwestern Energy Co.	609	16,620	(a)
		661,973

Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	502	45,311
Phillips 66	999	71,628
Tesoro Corp.	267	19,851
Valero Energy Corp.	936	46,332
		183,122

Oil & Gas Storage & Transportation—0.7%
Kinder Morgan Inc.	3,055	129,257
ONEOK Inc.	358	17,825
Spectra Energy Corp.	1,189	43,161
The Williams Companies Inc.	1,199	53,883
		244,126

Packaged Foods & Meats—1.4%
Campbell Soup Co.	366	16,104
ConAgra Foods Inc.	738	26,775
General Mills Inc.	1,091	58,183
Hormel Foods Corp.	254	13,233
Kellogg Co.	448	29,317
Keurig Green Mountain Inc.	214	28,332
Kraft Foods Group Inc.	1,060	66,420
McCormick & Company Inc.	250	18,575
Mead Johnson Nutrition Co.	357	35,893
Mondelez International Inc., Class A	3,030	110,065
The Hershey Co.	299	31,075
The JM Smucker Co.	175	17,671
Tyson Foods Inc., Class A	507	20,326
		471,969

Paper Packaging—0.1%
Avery Dennison Corp.	170	8,819
MeadWestvaco Corp.	317	14,072
Sealed Air Corp.	398	16,887
		39,778

Paper Products—0.1%
International Paper Co.	755	40,453

Personal Products—0.1%
Avon Products Inc.	860	8,076
The Estee Lauder Companies Inc., Class A	421	32,080
		40,156

Pharmaceuticals—6.0%
AbbVie Inc.	2,870	187,813
Actavis PLC	475	122,270	(a)
Allergan Inc.	534	113,523
Bristol-Myers Squibb Co.	2,987	176,323
Eli Lilly & Co.	1,767	121,905
Hospira Inc.	337	20,641	(a)
Johnson & Johnson	5,102	533,516	(h)
Mallinckrodt PLC	223	22,084	(a)
Merck & Company Inc.	5,211	295,933
Mylan Inc.	661	37,260	(a)

Perrigo Company PLC	262	43,796
Pfizer Inc.	11,459	356,948
Zoetis Inc.	886	38,124
		2,070,136

Property & Casualty Insurance—0.8%
ACE Ltd.	600	68,928
Cincinnati Financial Corp.	316	16,378
The Allstate Corp.	771	54,163
The Chubb Corp.	426	44,078
The Progressive Corp.	939	25,344
The Travelers Companies Inc.	605	64,039
XL Group PLC	523	17,976
		290,906

Publishing—0.1%
Gannett Company Inc.	378	12,070
News Corp., Class A	1,145	17,965	(a)
		30,035

Railroads—1.0%
CSX Corp.	1,784	64,634
Kansas City Southern	221	26,969
Norfolk Southern Corp.	552	60,505
Union Pacific Corp.	1,618	192,752
		344,860

Real Estate Services—0.1%
CBRE Group Inc., Class A	551	18,872	(a)

Regional Banks—0.9%
BB&T Corp.	1,277	49,663
Fifth Third Bancorp	1,462	29,788
Huntington Bancshares Inc.	1,382	14,539
KeyCorp	1,727	24,005
M&T Bank Corp.	231	29,018
Regions Financial Corp.	2,399	25,333
SunTrust Banks Inc.	937	39,260
The PNC Financial Services Group Inc.	968	88,311
Zions Bancorporation	469	13,371
		313,288

Research & Consulting Services—0.2%
Equifax Inc.	233	18,843
Nielsen N.V.	613	27,419
The Dun & Bradstreet Corp.	87	10,524
		56,786

Residential REITs—0.4%
Apartment Investment & Management Co., Class A	323	12,000
AvalonBay Communities Inc.	257	41,991
Equity Residential	641	46,049
Essex Property Trust Inc.	110	22,726
		122,766

Restaurants—1.1%
Chipotle Mexican Grill Inc.	55	37,648	(a)
Darden Restaurants Inc.	248	14,540
McDonald’s Corp.	1,769	165,755
Starbucks Corp.	1,349	110,686
Yum! Brands Inc.	784	57,114
		385,743

Retail REITs—0.5%
General Growth Properties Inc.	1,100	30,943
Kimco Realty Corp.	706	17,749
Simon Property Group Inc.	558	101,617
The Macerich Co.	300	25,023
		175,332

Security & Alarm Services—0.1%
The ADT Corp.	390	14,130
Tyco International PLC	735	32,237
		46,367

Semiconductor Equipment—0.3%
Applied Materials Inc.	2,166	53,977
KLA-Tencor Corp.	285	20,041
Lam Research Corp.	282	22,374
		96,392

Semiconductors—2.1%
Altera Corp.	641	23,679
Analog Devices Inc.	551	30,591
Avago Technologies Ltd.	445	44,763
Broadcom Corp., Class A	951	41,207
First Solar Inc.	139	6,199	(a)
Intel Corp.	8,745	317,356
Linear Technology Corp.	492	22,435
Microchip Technology Inc.	341	15,382
Micron Technology Inc.	1,913	66,974	(a)
NVIDIA Corp.	1,076	21,574
Texas Instruments Inc.	1,916	102,439
Xilinx Inc.	557	24,112
		716,711

Soft Drinks—1.8%
Coca-Cola Enterprises Inc.	387	17,113
Dr Pepper Snapple Group Inc.	340	24,371
Monster Beverage Corp.	252	27,304	(a)
PepsiCo Inc.	2,721	257,298
The Coca-Cola Co.	7,131	301,071
		627,157

Specialized Consumer Services—0.0% *
H&R Block Inc.	469	15,796

Specialized Finance—0.5%
CME Group Inc.	561	49,733
Intercontinental Exchange Inc.	201	44,077
McGraw Hill Financial Inc.	480	42,711
Moody’s Corp.	327	31,330
The NASDAQ OMX Group Inc.	291	13,956
		181,807

Specialized REITs—0.7%
American Tower Corp.	708	69,986
Crown Castle International Corp.	593	46,669
Iron Mountain Inc.	402	15,541
Plum Creek Timber Company Inc.	297	12,709
Public Storage	257	47,506
Weyerhaeuser Co.	929	33,342
		225,753

Specialty Chemicals—0.6%
Ecolab Inc.	479	50,065
International Flavors & Fragrances Inc.	172	17,434
PPG Industries Inc.	245	56,632
Sigma-Aldrich Corp.	208	28,552
The Sherwin-Williams Co.	147	38,667
		191,350

Specialty Stores—0.2%
PetSmart Inc.	200	16,259
Staples Inc.	1,228	22,251
Tiffany & Co.	195	20,838
Tractor Supply Co.	236	18,602
		77,950

Steel—0.1%
Allegheny Technologies Inc.	271	9,423
Nucor Corp.	559	27,419
		36,842

Systems Software—3.0%
CA Inc.	549	16,717
Microsoft Corp.	14,971	695,403	(h)
Oracle Corp.	5,870	263,974
Red Hat Inc.	327	22,609	(a)
Symantec Corp.	1,213	31,119
		1,029,822

Technology Hardware, Storage & Peripherals—4.6%
Apple Inc.	10,643	1,174,774	(h)
EMC Corp.	3,643	108,343
Hewlett-Packard Co.	3,356	134,676
NetApp Inc.	639	26,487
SanDisk Corp.	397	38,898
Seagate Technology PLC	577	38,371
Western Digital Corp.	389	43,062
		1,564,611

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	945	9,563
People’s United Financial Inc.	561	8,516
		18,079

Tires & Rubber—0.1%
The Goodyear Tire & Rubber Co.	623	17,799

Tobacco—1.4%
Altria Group Inc.	3,574	176,091
Lorillard Inc.	637	40,093
Philip Morris International Inc.	2,819	229,607
Reynolds American Inc.	543	34,899
		480,690

Trading Companies & Distributors—0.2%
Fastenal Co.	473	22,496
United Rentals Inc.	200	20,402	(a)
WW Grainger Inc.	123	31,351

		74,249

Trucking—0.0% *
Ryder System Inc.	131	12,163

Total Common Stock
(Cost $23,121,517)		33,145,133

Short-Term Investments—3.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,191,493)		1,191,493	(d,h,n)

Total Investments
(Cost $24,313,010)		34,336,626

Other Assets and Liabilities, net—0.0% *		2,152

NET ASSETS—100.0%		$34,338,778

Other Information:

The Fund had the following long futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2015	11	$1,128,820	$29,458

GE Institutional Income Fund

Schedule of Investments—December 31, 2014 (Unaudited)

Bonds and Notes—98.9% †		Principal Amount	Fair Value
U.S. Treasuries—24.2%
U.S. Treasury Bonds
3.00%	11/15/44	$10,725,500	$11,271,836
U.S. Treasury Notes
0.38%	10/31/16	4,500,000	4,481,365
0.50%	06/30/16	27,197,500	27,205,986	(h)
0.88%	07/31/19	2,093,000	2,028,084	(h)
1.50%	06/30/16	6,275,000	6,369,614	(h)
1.50%	11/30/19	23,390,000	23,241,988
2.25%	11/15/24	6,034,900	6,075,448
			80,674,321

Agency Mortgage Backed—28.1%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	4,080,708	4,381,335
4.50%	06/01/33 - 02/01/35	20,404	22,116
5.00%	07/01/35 - 06/01/41	1,539,125	1,728,143
5.50%	05/01/20 - 04/01/39	529,203	596,952
6.00%	04/01/17 - 11/01/37	848,912	966,104
6.50%	07/01/29 - 10/01/33	3,630	4,166
7.00%	10/01/16 - 08/01/36	90,710	103,085
7.50%	01/01/30 - 09/01/33	2,321	2,478
8.00%	11/01/30	28,276	32,525
8.50%	04/01/30	22,123	27,689
9.00%	12/01/16	361	377
9.50%	04/01/21	39	43
Federal National Mortgage Assoc.
2.10%	04/01/37	2,638	2,723	(i)
3.00%	02/01/43 - 06/01/43	19,207,123	19,466,049
3.50%	11/01/42 - 02/01/43	6,210,619	6,494,934
4.00%	05/01/19 - 03/01/44	9,431,551	10,106,919
4.50%	05/01/18 - 01/01/41	8,494,052	9,226,883
5.00%	07/01/20 - 06/01/41	2,651,026	2,974,537
5.50%	06/01/20 - 04/01/38	2,539,127	2,843,788
5.50%	10/01/24	7,886	7,957	(i)
6.00%	05/01/19 - 08/01/35	1,597,425	1,831,072
6.50%	07/01/17 - 08/01/36	165,557	186,647
7.00%	03/01/15 - 02/01/34	26,240	28,156
7.50%	05/01/15 - 12/01/33	74,431	84,298
8.00%	12/01/15 - 01/01/33	18,622	21,417
9.00%	12/01/17 - 12/01/22	4,610	5,029
3.00%	TBA	175,000	177,023	(c)
3.50%	TBA	6,273,696	6,539,839	(c)
5.00%	TBA	3,633,000	3,958,547	(c)
6.00%	TBA	2,640,000	2,993,822	(c)

Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	3,498,959	3,582,448
3.50%	05/20/43	4,049,362	4,256,600
4.00%	01/20/41 - 04/20/43	4,574,795	4,916,462
4.50%	08/15/33 - 05/20/40	967,806	1,064,326
5.00%	08/15/33	56,099	62,363
6.00%	04/15/27 - 09/15/36	328,081	377,234
6.50%	04/15/19 - 09/15/36	137,841	157,661
7.00%	10/15/27 - 10/15/36	68,379	77,031
7.50%	01/15/23 - 11/15/31	11,523	12,194
8.00%	02/15/30 - 09/15/30	918	1,008
8.50%	10/15/17	2,114	2,243
9.00%	11/15/16 - 12/15/21	15,549	16,443
3.00%	TBA	2,256,067	2,307,111	(c)
5.00%	TBA	1,560,000	1,718,041	(c)
5.50%	TBA	255,000	284,694	(c)
			93,650,512

Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	227	226	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,127,076	3,297	(g,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,466,155	137,702	(g)
4.50%	03/15/18	23,241	422	(g)
5.00%	10/15/18 - 02/15/38	50,283	1,539	(g)
5.50%	06/15/33	67,035	12,100	(g)
6.44%	08/15/25	539,717	66,823	(g,i)
7.50%	07/15/27	5,904	1,008	(g)
8.00%	04/15/20	66	70
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,348	1,243	(d,f)
8.00%	02/01/23 - 07/01/24	5,206	1,149	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	333	324	(d,f)
1.24%	12/25/42	224,962	8,781	(g,i)
5.00%	02/25/40 - 09/25/40	815,570	86,781	(g)
5.83%	07/25/38	164,190	20,418	(g,i)
5.93%	09/25/42	2,336,253	421,638	(g,i)
7.33%	05/25/18	69,968	5,774	(g,i)
8.00%	05/25/22	7	146	(g)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	31,932	29,732	(d,f)
4.50%	08/25/35 - 01/25/36	236,778	34,323	(g)
5.00%	03/25/38 - 05/25/38	139,858	19,586	(g)
5.50%	12/25/33	28,423	5,385	(g)
6.00%	01/25/35	121,684	20,855	(g)
7.50%	11/25/23	27,878	4,567	(g)
8.00%	08/25/23 - 07/25/24	10,309	2,300	(g)
8.50%	03/25/17 - 07/25/22	677	90	(g)
9.00%	05/25/22	301	61	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,613,738	130,001	(g)
5.00%	12/20/35 - 09/20/38	957,180	72,315	(g)
6.08%	02/20/40	1,965,706	353,593	(g,i)
			1,442,249

Asset Backed—0.2%
Chase Funding Trust 2004-1
3.99%	11/25/33	320,033	327,981	(j)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	160,000	160,388
			488,369

Corporate Notes—38.7%
21st Century Fox America Inc.
6.65%	11/15/37	213,000	284,410	(h)
ABB Finance USA Inc.
1.63%	05/08/17	408,000	409,344	(h)
AbbVie Inc.
1.75%	11/06/17	370,000	370,804	(h)
2.00%	11/06/18	304,000	302,980	(h)
ACCO Brands Corp.
6.75%	04/30/20	400,000	418,600	(h)
Actavis Funding SCS
1.30%	06/15/17	400,000	392,714
4.85%	06/15/44	155,000	157,284
Activision Blizzard Inc.
5.63%	09/15/21	438,000	459,900	(b,h)
Aetna Inc.
3.50%	11/15/24	213,000	216,502
Agrium Inc.
4.90%	06/01/43	306,000	316,969	(h)
Alcoa Inc.
5.13%	10/01/24	80,000	84,782	(h)
Alibaba Group Holding Ltd.
3.60%	11/28/24	310,000	307,472	(b)
4.50%	11/28/34	205,000	210,743	(b)
Altria Group Inc.
2.95%	05/02/23	209,000	202,096	(h)
4.50%	05/02/43	209,000	210,475	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	297,150	(h)
6.63%	10/15/22	230,000	243,800	(h)
7.75%	11/15/19	83,000	92,960	(h)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	312,000	315,144	(h)
American Electric Power Company Inc.
2.95%	12/15/22	341,000	334,499
American Express Co.
3.63%	12/05/24	676,000	681,634
American International Group Inc.
4.13%	02/15/24	299,000	318,289	(h)
4.50%	07/16/44	213,000	225,037
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	350,000	313,250	(b,h)

American Tower Corp. (REIT)
3.40%	02/15/19	550,000	559,800	(h)
3.50%	01/31/23	125,000	120,776	(h)
Amgen Inc.
2.20%	05/22/19	826,000	822,528	(h)
Amkor Technology Inc.
6.63%	06/01/21	263,000	260,370	(h)
Anadarko Petroleum Corp.
6.20%	03/15/40	433,000	507,239	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	645,000	626,864	(h)
Anthem Inc.
3.30%	01/15/23	218,000	217,787	(h)
ANZ New Zealand International Ltd.
2.60%	09/23/19	200,000	201,983	(b,h)
AP Moeller - Maersk A/S
2.55%	09/22/19	300,000	300,841	(b,h)
3.75%	09/22/24	300,000	308,014	(b,h)
Apple Inc.
2.85%	05/06/21	550,000	562,627	(h)
Aramark Services Inc.
5.75%	03/15/20	575,000	593,687	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	237,000	237,805	(h)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.24%	12/15/19	450,000	434,250	(b,h,i)
Ares Capital Corp.
3.88%	01/15/20	300,000	299,139
Ascension Health
4.85%	11/15/53	327,000	369,381
AT&T Inc.
2.38%	11/27/18	300,000	302,324	(h)
4.80%	06/15/44	250,000	254,739	(h)
Bank of America Corp.
1.70%	08/25/17	209,000	209,047	(h)
2.00%	01/11/18	864,000	863,343	(h)
2.60%	01/15/19	17,000	17,132	(h)
4.00%	04/01/24	906,000	943,350	(h)
4.10%	07/24/23	190,000	200,099	(h)
4.25%	10/22/26	385,000	384,136
Bank of China Ltd.
5.00%	11/13/24	455,000	467,545	(b)
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,306,898	(b,h)
Barclays PLC
2.75%	11/08/19	845,000	839,837
Bayer US Finance LLC
2.38%	10/08/19	640,000	642,540	(b,h)
3.38%	10/08/24	433,000	440,609	(b,h)
Baytex Energy Corp.
5.13%	06/01/21	262,000	222,700	(b)

BB&T Corp.
2.45%	01/15/20	676,000	673,248
Bed Bath & Beyond Inc.
3.75%	08/01/24	207,000	209,854	(h)
4.92%	08/01/34	62,000	63,976	(h)
5.17%	08/01/44	292,000	305,516	(h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	495,000	621,885	(h)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	524,000	537,300	(h)
3.00%	05/15/22	134,000	136,091	(h)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	119,000	134,889	(h)
Bombardier Inc.
4.75%	04/15/19	255,000	255,956	(b,h)
6.00%	10/15/22	420,000	424,200	(b,h)
7.75%	03/15/20	288,000	312,480	(b,h)
BP Capital Markets PLC
1.38%	05/10/18	210,000	206,272	(h)
3.81%	02/10/24	855,000	860,549	(h)
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	259,981	(h)
Brocade Communications Systems Inc.
4.63%	01/15/23	113,000	108,480	(h)
Building Materials Corporation of America
5.38%	11/15/24	262,000	261,345	(b)
Cadence Design Systems Inc.
4.38%	10/15/24	425,000	431,819	(h)
Calpine Corp.
5.75%	01/15/25	255,000	258,188	(h)
Caterpillar Inc.
4.30%	05/15/44	217,000	231,729	(h)
Catholic Health Initiatives
2.60%	08/01/18	130,000	131,699
4.35%	11/01/42	129,000	128,073
CBS Corp.
3.70%	08/15/24	325,000	324,110	(h)
CCOH Safari LLC
5.50%	12/01/22	175,000	177,625
5.75%	12/01/24	262,000	264,947
Cequel Capital Corp.
5.13%	12/15/21	573,000	555,810	(b,h)
CF Industries Inc.
5.38%	03/15/44	219,000	236,278	(h)
Chesapeake Energy Corp.
3.25%	03/15/16	242,000	241,395	(h)
5.38%	06/15/21	400,000	399,750	(h)
Citigroup Inc.
1.75%	05/01/18	419,000	414,098	(h)
5.50%	09/13/25	624,000	690,459	(h)
CMS Energy Corp.
4.88%	03/01/44	215,000	235,210	(h)

CNA Financial Corp.
5.88%	08/15/20	366,000	417,802	(h)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	448,016	(h)
Cogeco Cable Inc.
4.88%	05/01/20	400,000	400,000	(b,h)
Comcast Corp.
4.20%	08/15/34	210,000	219,586	(h)
4.75%	03/01/44	215,000	239,594	(h)
Commonwealth Bank of Australia
0.75%	01/15/16	559,000	558,937	(b,h)
ConocoPhillips Co.
3.35%	11/15/24	797,000	805,247
Constellation Brands Inc.
7.25%	09/01/16	408,000	440,640	(h)
Continental Resources Inc.
4.90%	06/01/44	207,000	179,399	(h)
Corp Andina de Fomento
4.38%	06/15/22	646,000	694,358	(h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	405,000	389,143	(h)
3.70%	06/15/21	209,000	208,095	(h)
Cott Beverages Inc.
5.38%	07/01/22	262,000	240,385	(b)
COX Communications Inc.
4.70%	12/15/42	93,000	92,918	(b,h)
Credit Suisse AG
2.60%	05/27/16	416,000	425,929	(b,h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	170,000	164,900	(h)
CSX Corp.
4.50%	08/01/54	211,000	220,982	(h)
CVS Health Corp.
2.25%	08/12/19	730,000	726,951	(h)
Daimler Finance North America LLC
2.38%	08/01/18	633,000	641,881	(b,h)
DaVita HealthCare Partners Inc.
5.13%	07/15/24	175,000	178,500	(h)
Denbury Resources Inc.
6.38%	08/15/21	464,000	440,800	(h)
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	879,969	(b,h)
Diageo Capital PLC
1.13%	04/29/18	419,000	410,012	(h)
Diageo Investment Corp.
2.88%	05/11/22	509,000	508,693	(h)
DigitalGlobe Inc.
5.25%	02/01/21	662,000	628,900	(b,h)
DIRECTV Holdings LLC
4.45%	04/01/24	528,000	552,449	(h)
5.15%	03/15/42	439,000	453,645	(h)

Dollar General Corp.
1.88%	04/15/18	425,000	410,674	(h)
4.13%	07/15/17	427,000	440,372	(h)
Dominion Resources Inc.
1.95%	08/15/16	793,000	801,519	(h)
Duke Energy Corp.
3.75%	04/15/24	408,000	424,412	(h)
Duke Energy Progress Inc.
4.15%	12/01/44	130,000	138,190
Eaton Corp.
2.75%	11/02/22	420,000	412,607	(h)
Ecopetrol S.A.
5.88%	05/28/45	106,000	98,050	(h)
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	333,000	333,645	(h)
Electricite de France S.A.
2.15%	01/22/19	857,000	859,110	(b,h)
Energy Transfer Equity LP
5.88%	01/15/24	862,000	874,930	(h)
Energy Transfer Partners LP
6.50%	02/01/42	352,000	404,607	(h)
Ensco PLC
4.50%	10/01/24	427,000	415,034	(h)
5.75%	10/01/44	215,000	215,724	(h)
Enterprise Products Operating LLC
3.75%	02/15/25	591,000	593,251	(h)
ERP Operating LP
4.50%	07/01/44	250,000	260,548	(h)
European Investment Bank
4.88%	01/17/17	490,000	529,621	(h)
Express Scripts Holding Co.
2.25%	06/15/19	425,000	420,449	(h)
Five Corners Funding Trust
4.42%	11/15/23	465,000	491,701	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	234,000	249,847	(h)
Ford Motor Credit Company LLC
5.88%	08/02/21	329,000	380,912	(h)
Forest Laboratories Inc.
5.00%	12/15/21	420,000	454,787	(b,h)
Freeport-McMoRan Inc.
5.45%	03/15/43	182,000	172,094	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	349,000	372,121	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	397,485	(h)
General Motors Co.
4.88%	10/02/23	159,000	170,130	(h)
General Motors Financial Company Inc.
2.63%	07/10/17	171,000	171,741	(h)
3.00%	09/25/17	263,000	265,967	(h)
3.50%	07/10/19	171,000	174,612	(h)
4.38%	09/25/21	438,000	457,162	(h)

Georgia-Pacific LLC
3.60%	03/01/25	750,000	753,202	(b)
Gilead Sciences Inc.
4.80%	04/01/44	528,000	585,686	(h)
Glencore Funding LLC
2.50%	01/15/19	263,000	258,970	(b,h)
4.13%	05/30/23	388,000	378,594	(b,h)
4.63%	04/29/24	426,000	428,045	(b,h)
Grupo Televisa SAB
5.00%	05/13/45	209,000	212,603	(h)
HCA Inc.
4.75%	05/01/23	205,000	208,588	(h)
6.50%	02/15/20	85,000	95,243	(h)
Hewlett-Packard Co.
2.75%	01/14/19	860,000	861,099	(h)
Hexion US Finance Corp.
6.63%	04/15/20	605,000	592,900	(h)
Hughes Satellite Systems Corp.
6.50%	06/15/19	186,000	199,485	(h)
Humana Inc.
3.85%	10/01/24	425,000	430,600	(h)
Huntsman International LLC
4.88%	11/15/20	405,000	401,962	(h)
Hyundai Capital America
2.13%	10/02/17	207,000	208,009	(b,h)
Illinois Tool Works Inc.
3.50%	03/01/24	431,000	448,622	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	499,000	495,958
Ingles Markets Inc.
5.75%	06/15/23	379,000	380,558	(h)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	424,000	421,414	(h)
International Business Machines Corp.
3.63%	02/12/24	439,000	457,361	(h)
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	133,000	129,079	(b,h)
Invesco Finance PLC
3.13%	11/30/22	585,000	579,775	(h)
Iron Mountain Inc.
6.00%	08/15/23	424,000	440,960	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	129,600	(b,h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	237,000	232,853	(b,h)
Jefferies Group Inc.
5.13%	01/20/23	131,000	133,164	(h)
6.50%	01/20/43	142,000	144,852	(h)
John Deere Capital Corp.
3.35%	06/12/24	417,000	427,394	(h)
JPMorgan Chase & Co.
3.88%	09/10/24	1,140,000	1,140,970	(h)
6.10%	10/29/49	510,000	508,725	(h,i)
KB Home
7.00%	12/15/21	424,000	445,995	(h)

Kerr-McGee Corp.
6.95%	07/01/24	135,000	164,999	(h)
Keysight Technologies Inc.
4.55%	10/30/24	425,000	425,169	(b,h)
KFW
4.50%	07/16/18	169,000	186,723	(h)
Kilroy Realty LP
4.25%	08/15/29	211,000	211,017	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	353,000	335,119	(h)
Kinder Morgan Inc.
3.05%	12/01/19	211,000	209,323
Kinross Gold Corp.
5.95%	03/15/24	215,000	201,743	(b,h)
6.88%	09/01/41	30,000	28,523	(h)
Korea National Oil Corp.
2.88%	11/09/15	358,000	363,174	(b,h)
L Brands Inc.
5.63%	02/15/22	424,000	455,800	(h)
L-3 Communications Corp.
1.50%	05/28/17	292,000	289,128	(h)
3.95%	05/28/24	305,000	307,523	(h)
Lamar Media Corp.
5.00%	05/01/23	424,000	419,760	(h)
Land O’ Lakes Inc.
6.00%	11/15/22	119,000	127,330	(b,h)
Lear Corp.
5.25%	01/15/25	437,000	442,462
Lennar Corp.
4.50%	11/15/19	262,000	260,035
Liberty Mutual Group Inc.
4.25%	06/15/23	437,000	450,319	(b,h)
Linn Energy LLC
6.25%	11/01/19	129,000	109,005	(h)
Macquarie Bank Ltd.
2.60%	06/24/19	209,000	210,751	(b,h)
Macy’s Retail Holdings Inc.
4.50%	12/15/34	578,000	582,016
Marathon Petroleum Corp.
3.63%	09/15/24	425,000	416,501	(h)
4.75%	09/15/44	326,000	307,876	(h)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	175,000	171,063
5.50%	02/15/23	175,000	177,188	(h)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	425,000	427,701	(h)
Mattel Inc.
2.35%	05/06/19	650,000	647,702	(h)
Medtronic Inc.
2.50%	03/15/20	341,000	341,894	(b)
3.50%	03/15/25	677,000	692,551	(b)
4.63%	03/15/45	215,000	233,058	(b)
MEG Energy Corp.
6.50%	03/15/21	254,000	231,775	(b,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	164,046	(h)

MetLife Inc.
4.72%	12/15/44	170,000	189,084	(h)
MGM Resorts International
5.25%	03/31/20	438,000	434,715	(h)
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	519,597	(b,h)
Monsanto Co.
3.38%	07/15/24	208,000	211,343	(h)
4.70%	07/15/64	123,000	128,969	(h)
Morgan Stanley
2.13%	04/25/18	417,000	417,241	(h)
2.38%	07/23/19	632,000	629,669	(h)
3.70%	10/23/24	425,000	430,788
4.10%	05/22/23	499,000	505,207	(h)
4.35%	09/08/26	325,000	326,942	(h)
4.88%	11/01/22	406,000	431,204	(h)
5.00%	11/24/25	279,000	297,725	(h)
Motorola Solutions Inc.
4.00%	09/01/24	420,000	422,529	(h)
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	264,005	(b,h)
National Retail Properties Inc.
3.90%	06/15/24	347,000	353,895	(h)
NCL Corporation Ltd.
5.00%	02/15/18	227,000	227,000	(h)
Newfield Exploration Co.
5.63%	07/01/24	779,000	770,723	(h)
5.75%	01/30/22	630,000	623,700	(h)
Newmont Mining Corp.
4.88%	03/15/42	163,000	141,971	(h)
Nexen Energy ULC
6.40%	05/15/37	232,000	288,967	(h)
Noble Energy Inc.
3.90%	11/15/24	256,000	253,017
NRG Energy Inc.
6.25%	07/15/22	400,000	409,000
Omnicom Group Inc.
3.63%	05/01/22	187,000	191,973	(h)
Oracle Corp.
2.25%	10/08/19	835,000	840,965	(h)
3.63%	07/15/23	204,000	213,937	(h)
4.50%	07/08/44	208,000	225,924	(h)
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%	02/15/24	254,000	255,270	(b,h)
Owens & Minor Inc.
3.88%	09/15/21	425,000	429,807	(h)
Owens-Brockway Glass Container Inc.
5.00%	01/15/22	175,000	178,500	(b)
5.38%	01/15/25	87,000	87,870	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	640,000	647,651	(h)
PacifiCorp
6.25%	10/15/37	258,000	349,151	(h)
People’s United Bank
4.00%	07/15/24	488,000	494,291	(h)
PepsiCo Inc.
4.25%	10/22/44	256,000	267,174

Perrigo Company PLC
2.30%	11/08/18	443,000	442,651	(h)
Perrigo Finance PLC
4.90%	12/15/44	200,000	211,936
Petrobras International Finance Company S.A.
3.50%	02/06/17	314,000	299,842	(h)
3.88%	01/27/16	187,000	183,503	(h)
Petroleos Mexicanos
3.50%	01/30/23	278,000	265,907	(h)
Philip Morris International Inc.
4.13%	03/04/43	214,000	209,775	(h)
Pitney Bowes Inc.
4.63%	03/15/24	411,000	420,705	(h)
PNC Bank NA
2.40%	10/18/19	870,000	873,655	(h)
Post Holdings Inc.
6.75%	12/01/21	263,000	255,110	(b)
Prudential Financial Inc.
5.63%	06/15/43	260,000	265,798	(h,i)
Range Resources Corp.
5.75%	06/01/21	268,000	276,710	(h)
Raytheon Co.
4.20%	12/15/44	150,000	155,804
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	455,000	429,975	(h)
Revlon Consumer Products Corp.
5.75%	02/15/21	1,055,000	1,055,000	(h)
Roche Holdings Inc.
2.25%	09/30/19	91,000	91,577	(b,h)
2.88%	09/29/21	455,000	460,685	(b,h)
3.35%	09/30/24	455,000	468,289	(b,h)
Rowan Companies Inc.
4.75%	01/15/24	300,000	283,160	(h)
5.85%	01/15/44	86,000	79,312	(h)
Royal Bank of Canada
1.20%	09/19/18	717,000	712,906	(h)
RSI Home Products Inc.
6.88%	03/01/18	408,000	426,360	(b,h)
Ryder System Inc.
2.45%	09/03/19	520,000	516,337	(h)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	263,000	258,397	(h)
Schaeffler Holding Finance BV
6.25% Cash/7.00% PIK	11/15/19	430,000	442,900	(b,o)
6.75% Cash/7.50% PIK	11/15/22	260,000	271,700	(b,o)
Scripps Networks Interactive Inc.
2.75%	11/15/19	215,000	215,900
Seagate HDD Cayman
4.75%	01/01/25	571,000	588,224	(b,h)
Sealed Air Corp.
4.88%	12/01/22	87,000	86,348	(b)
5.13%	12/01/24	87,000	87,870	(b)
Sinclair Television Group Inc.
5.38%	04/01/21	196,000	194,530
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	319,387	(b,h)

Spectra Energy Partners LP
4.75%	03/15/24	419,000	449,134	(h)
Sprint Corp.
7.25%	09/15/21	242,000	239,883
Statoil ASA
4.80%	11/08/43	1,000	1,137	(h)
Steel Dynamics Inc.
5.13%	10/01/21	263,000	267,931	(b,h)
Sysco Corp.
2.35%	10/02/19	425,000	427,314	(h)
3.50%	10/02/24	300,000	308,705	(h)
4.35%	10/02/34	170,000	183,020	(h)
T-Mobile USA Inc.
6.25%	04/01/21	100,000	102,350	(h)
Talisman Energy Inc.
6.25%	02/01/38	175,000	177,662	(h)
Tampa Electric Co.
4.35%	05/15/44	209,000	222,855	(h)
Tanger Properties LP
3.75%	12/01/24	215,000	216,666
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	435,000	418,687	(b)
Target Corp.
3.50%	07/01/24	479,000	497,285	(h)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	425,000	473,598	(b,h)
Teck Resources Ltd.
3.75%	02/01/23	403,000	361,205	(h)
5.40%	02/01/43	209,000	176,650	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	450,000	455,625	(b,h)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	162,400	(h)
6.00%	10/01/20	424,000	455,304	(h)
Textron Inc.
6.20%	03/15/15	374,000	377,742	(h)
The Allstate Corp.
5.75%	08/15/53	240,000	252,900	(h,i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	397,842	(b,h)
2.35%	09/08/19	655,000	650,647	(b,h)
The Boeing Co.
2.85%	10/30/24	299,000	297,120
The Dow Chemical Co.
3.50%	10/01/24	855,000	846,334	(h)
4.25%	10/01/34	430,000	422,323	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	510,000	515,150	(h)
2.63%	01/31/19	817,000	821,989	(h)
2.90%	07/19/18	296,000	303,660	(h)
4.00%	03/03/24	692,000	718,399	(h)
4.80%	07/08/44	250,000	267,769	(h)
The Korea Development Bank
3.25%	03/09/16	223,000	228,254	(h)
4.00%	09/09/16	245,000	255,743	(h)

The Kroger Co.
2.95%	11/01/21	299,000	296,547
The Timken Co.
3.88%	09/01/24	321,000	320,502	(b,h)
The Williams Companies Inc.
4.55%	06/24/24	135,000	125,547	(h)
5.75%	06/24/44	421,000	366,210	(h)
8.75%	03/15/32	168,000	196,067	(h)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	425,000	435,377	(b)
Time Inc.
5.75%	04/15/22	443,000	428,602	(b,h)
Time Warner Cable Inc.
6.55%	05/01/37	127,000	163,511	(h)
Time Warner Inc.
5.35%	12/15/43	361,000	410,015	(h)
Tops Holding Corp.
8.88%	12/15/17	850,000	867,000	(h)
Tyco Electronics Group S.A.
2.35%	08/01/19	421,000	420,614	(h)
Tyson Foods Inc.
2.65%	08/15/19	210,000	211,913	(h)
3.95%	08/15/24	140,000	144,721	(h)
5.15%	08/15/44	140,000	157,244	(h)
U.S. Bancorp
3.44%	02/01/16	648,000	663,470	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	437,000	375,820	(b,h)
Unit Corp.
6.63%	05/15/21	409,000	366,055	(h)
United Rentals North America Inc.
5.75%	07/15/18	408,000	425,340	(h)
6.13%	06/15/23	170,000	178,500	(h)
UnitedHealth Group Inc.
2.30%	12/15/19	676,000	678,792
Vail Resorts Inc.
6.50%	05/01/19	246,000	254,610	(h)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	137,000	143,165	(b,h)
6.75%	08/15/18	317,000	337,215	(b,h)
Verizon Communications Inc.
1.35%	06/09/17	1,043,000	1,038,174	(h)
3.50%	11/01/24	627,000	616,027
4.15%	03/15/24	426,000	441,010
4.40%	11/01/34	213,000	211,718
5.05%	03/15/34	131,000	139,741	(h)
5.15%	09/15/23	463,000	511,260	(h)
6.55%	09/15/43	244,000	312,600	(h)
Viasystems Inc.
7.88%	05/01/19	190,000	200,450	(b,h)
Virgin Media Finance PLC
6.00%	10/15/24	233,000	243,776	(b,h)
Virgin Media Secured Finance PLC
5.25%	01/15/21	200,000	209,000	(h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	843,000	838,576	(b,h)
2.45%	11/20/19	205,000	206,335	(b)

W.R. Grace & Co.
5.63%	10/01/24	438,000	456,615	(b,h)
Wal-Mart Stores Inc.
3.30%	04/22/24	347,000	358,283	(h)
Walgreens Boots Alliance Inc.
3.80%	11/18/24	626,000	638,457
4.80%	11/18/44	320,000	337,399
Weatherford International Ltd.
5.95%	04/15/42	166,000	140,557	(h)
6.75%	09/15/40	107,000	99,669	(h)
Wells Fargo & Co.
4.10%	06/03/26	235,000	240,183	(h)
5.90%	12/29/49	281,000	283,107	(h,i)
Windstream Corp.
6.38%	08/01/23	409,000	382,415	(h)
WPP Finance 2010
3.75%	09/19/24	425,000	426,569	(h)
WPX Energy Inc.
5.25%	01/15/17	408,000	412,080	(h)
Wynn Macau Ltd.
5.25%	10/15/21	881,000	828,140	(b,h)
Xilinx Inc.
2.13%	03/15/19	219,000	217,593	(h)
XLIT Ltd.
5.25%	12/15/43	296,000	334,550	(h)
Yamana Gold Inc.
4.95%	07/15/24	176,000	171,772
			128,986,246

Non-Agency Collateralized Mortgage Obligations—5.8%
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	636,375	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,118,355
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	948,366	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	69,981	76,285	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.24%	02/10/51	149,909	165,462	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.28%	11/10/42	170,000	169,954	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.15%	09/10/47	396,083	404,253	(i)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	168,401	182,411	(b,i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	76,309	76,313	(i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	220,000	229,603	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	209,274	(i)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	424,000	395,033	(b,i)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	190,390	191,307	(i)

COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	191,712	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	268,020	(i)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	210,000	191,928	(b,i)
4.72%	08/10/47	210,000	219,879	(i)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	208,404	211,782	(i)
COMM 2014-CR21 Morgage Trust
3.99%	12/10/47	418,316	431,436
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	740,000	769,452	(i)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.19%	10/25/35	69,940	—	(**,i)
GS Mortgage Securities Corp. II 2012-GCJ9
2.36%	11/10/45	972,485	115,171	(g,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	280,000	291,748	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	420,000	431,101
5.31%	08/10/44	100,000	112,840	(b,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	220,000	235,132
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	763,000	688,651	(b,i)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	430,000	431,969	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.93%	12/15/47	1,256,958	120,107	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	284,894	285,228	(i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	402,360
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	288,966	307,250
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	133,106	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	170,000	185,191	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	317,000	338,178	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	210,000	222,401	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.66%	12/15/39	209,247	879	(b,g,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	208,069	209,107
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	439,525	450,148
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	201,261	211,406	(i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	530,000	573,736	(b)
6.11%	07/15/40	465,000	504,084	(i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	35,699	2,563	(g)

ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,092,327	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	396,000	401,913	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	210,349	168,504	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	251,885	203,609	(b)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	346,108	347,115	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.66%	10/15/42	270,000	277,221	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	350,000	358,865	(i)
5.27%	10/12/52	150,000	154,900	(i)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	180,000	188,850	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	190,000	207,026	(i)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	250,000	278,846	(i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	212,316	(b,i)
Wells Fargo Commercial Mortgage Trust 2014-LC18
3.96%	12/15/47	428,653	363,533	(b,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	119,449	7,068
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	257,939
5.13%	12/15/46	175,000	173,841	(b,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	300,000	326,278	(i)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	254,088	222,217	(b,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	586,656	(i)
			19,168,580

Sovereign Bonds—0.9%
Government of Brazil
4.25%	01/07/25	236,000	236,000	(h)
Government of Chile
3.63%	10/30/42	148,000	134,310	(h)
Government of Colombia
2.63%	03/15/23	327,000	303,619
5.63%	02/26/44	143,000	160,875	(h)
Government of Mexico
3.60%	01/30/25	336,000	334,824
4.00%	10/02/23	214,000	222,025	(h)
4.75%	03/08/44	466,000	485,805	(h)
Government of Panama
4.00%	09/22/24	203,000	208,582	(h)
Government of Peru
5.63%	11/18/50	69,000	81,248
Government of Philippines
4.20%	01/21/24	200,000	217,000	(h)

Government of Turkey
3.25%	03/23/23	296,000	280,830	(h)
6.63%	02/17/45	147,000	180,406	(h)
			2,845,524

Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	295,000	377,600
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	445,442
Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	557,251
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	321,757
State of California
5.70%	11/01/21	290,000	343,554
			2,045,604

FNMA—0.0% *
Lehman TBA
5.50%	TBA	276,613	69,153	(l,p)

Total Bonds and Notes
(Cost $325,927,606)			329,370,558

		Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co.
(Cost $326,100)		13,044	334,579

Total Investments in Securities
(Cost $326,253,706)			329,705,137

Short-Term Investments—5.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $19,627,313)			19,627,313	(d,m)

Total Investments
(Cost $345,881,019)			349,332,450

Liabilities in Excess of Other Assets, net—(4.9)%			(16,232,716)

NET ASSETS—100.0%			$333,099,734

Other Information:

The Fund had the following long futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2015	173	$37,816,719	$(53,799)
U.S. Long Bond Futures	March 2015	44	6,360,750	12,252

				$(41,547)

The Fund had the following short futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	March 2015	30	$(3,567,891)	$(91)
10 Yr. U.S. Treasury Notes Futures	March 2015	243	(30,811,641)	(2,252)
Ultra Long-Term U.S. Treasury Bond Futures	March 2015	17	(2,808,187)	(130,461)

				$(132,804)

				$(174,351)

GE Institutional Strategic Investment Fund

Schedule of Investments—December 31, 2014 (Unaudited)

Domestic Equity— 34.2% †	Number of Shares	Fair Value
Common Stock—34.2%

Aerospace & Defense—1.5%
General Dynamics Corp.	28,068	$3,862,718
Hexcel Corp.	49,338	2,047,034	(a)
Honeywell International Inc.	51,360	5,131,891
The Boeing Co.	12,642	1,643,207
		12,684,850

Agricultural Products—0.4%
Archer-Daniels-Midland Co.	71,933	3,740,516

Air Freight & Logistics—0.2%
United Parcel Service Inc., Class B	12,642	1,405,411

Airlines— 0.4%
Delta Air Lines Inc.	59,477	2,925,674

Application Software—0.3%
Intuit Inc.	22,756	2,097,876

Asset Management & Custody Banks—1.7%
Ameriprise Financial Inc.	34,653	4,582,859
Invesco Ltd.	118,109	4,667,668
State Street Corp.	60,394	4,740,929	(e)
		13,991,456

Auto Parts & Equipment—0.1%
Delphi Automotive PLC	15,325	1,114,434

Automobile Manufacturers—0.2%
Ford Motor Co.	107,543	1,666,917

Automotive Retail—0.2%
Advance Auto Parts Inc.	6,948	1,106,677
AutoZone Inc.	373	230,928	(a)
		1,337,605

Biotechnology—1.6%
Alexion Pharmaceuticals Inc.	10,872	2,011,646	(a)
Amgen Inc.	52,591	8,377,220
Gilead Sciences Inc.	30,594	2,883,791	(a)
		13,272,657

Broadcasting—0.3%
CBS Corp., Class B	18,963	1,049,412
Discovery Communications Inc., Class C	43,741	1,474,947	(a)
		2,524,359

Cable & Satellite—1.3%
Comcast Corp., Class A	86,419	5,013,166
Comcast Corp., Special Class A	42,477	2,445,189
Liberty Global PLC, Class C	73,830	3,566,727	(a)
		11,025,082

Casinos & Gaming—0.1%
Las Vegas Sands Corp.	20,962	1,219,150

Commodity Chemicals—0.1%
LyondellBasell Industries N.V., Class A	5,501	436,724

Communications Equipment—1.7%
Cisco Systems Inc.	221,303	6,155,543
QUALCOMM Inc.	108,166	8,039,979
		14,195,522

Consumer Finance—0.6%
American Express Co.	50,082	4,659,629

Data Processing & Outsourced Services—0.4%
Visa Inc., Class A	13,896	3,643,531

Diversified Banks—2.1%
Bank of America Corp.	123,074	2,201,794
Citigroup Inc.	86,991	4,707,083
JPMorgan Chase & Co.	107,852	6,749,378
Wells Fargo & Co.	64,474	3,534,465
		17,192,720

Diversified Metals & Mining—0.0% *
Southern Copper Corp.	1,871	52,762

Drug Retail—0.7%
CVS Health Corp.	61,332	5,906,885

Electric Utilities—0.2%
NextEra Energy Inc.	12,642	1,343,718

Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	26,548	3,171,690

General Merchandise Stores—0.9%
Dollar General Corp.	30,964	2,189,155	(a)
Target Corp.	68,900	5,230,199
		7,419,354

Healthcare Distributors—0.2%
Cardinal Health Inc.	24,003	1,937,762

Healthcare Equipment—1.3%
Abbott Laboratories	54,361	2,447,332
Boston Scientific Corp.	242,727	3,216,133	(a)
Covidien PLC	36,662	3,749,789
Stryker Corp.	10,865	1,024,896
		10,438,150

Healthcare Services—0.3%
Express Scripts Holding Co.	26,801	2,269,241	(a)

Healthcare Supplies—0.2%
The Cooper Companies Inc.	9,608	1,557,361

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	82,781	5,695,333

Household Products—0.1%
Energizer Holdings Inc.	5,057	650,128

Independent Power Producers & Energy Traders—0.2%
Calpine Corp.	42,498	940,481	(a)
NRG Energy Inc.	34,125	919,669
		1,860,150

Industrial Machinery—0.3%
Dover Corp.	15,170	1,087,992
Ingersoll-Rand PLC	20,274	1,285,169
		2,373,161

Integrated Oil & Gas—1.6%
Chevron Corp.	17,699	1,985,474
Exxon Mobil Corp.	61,417	5,678,002
Hess Corp.	34,447	2,542,877
Occidental Petroleum Corp.	41,838	3,372,561
		13,578,914

Integrated Telecommunication Services—0.2%
Verizon Communications Inc.	43,992	2,057,946

Internet Retail—0.3%
Amazon.com Inc.	6,827	2,118,759	(a)

Internet Software & Services—1.1%
eBay Inc.	42,477	2,383,809	(a)
Facebook Inc., Class A	15,195	1,185,514	(a)
Google Inc., Class A	6,449	3,422,226	(a)
Google Inc., Class C	3,287	1,730,277	(a)
		8,721,826

Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	69,583	2,100,711

Life & Health Insurance—0.1%
Lincoln National Corp.	18,230	1,051,324

Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	15,170	663,384

Movies & Entertainment—0.7%
The Walt Disney Co.	21,491	2,024,237
Time Warner Inc.	48,902	4,177,209
		6,201,446

Multi-Line Insurance—1.1%
American International Group Inc.	75,989	4,256,144
The Hartford Financial Services Group Inc.	121,961	5,084,554
		9,340,698

Oil & Gas Equipment & Services—0.8%
Cameron International Corp.	8,686	433,866	(a)
Schlumberger Ltd.	70,778	6,045,149
		6,479,015

Oil & Gas Exploration & Production—0.1%
Marathon Oil Corp.	40,403	1,143,001

Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	91,006	3,305,793

Pharmaceuticals—2.4%
Actavis PLC	31,608	8,136,215	(a)
Johnson & Johnson	12,306	1,286,839
Merck & Company Inc.	80,961	4,597,775
Pfizer Inc.	189,715	5,909,622
		19,930,451

Railroads—0.1%
CSX Corp.	17,767	643,698

Regional Banks—0.4%
Regions Financial Corp.	292,031	3,083,847

Research & Consulting Services—0.5%
Nielsen N.V.	87,810	3,927,741

Semiconductor Equipment—0.2%
Applied Materials Inc.	54,361	1,354,676

Soft Drinks—1.1%
Coca-Cola Enterprises Inc.	79,266	3,505,142
PepsiCo Inc.	56,746	5,365,902
		8,871,044

Specialized Finance—0.7%
CME Group Inc.	38,671	3,428,184
McGraw Hill Financial Inc.	26,548	2,362,241
		5,790,425

Specialized REITs—0.5%
American Tower Corp.	45,477	4,495,401

Specialty Chemicals—0.0% *
Axalta Coating Systems Ltd.	14,721	383,040	(a)

Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	39,190	1,945,784

Systems Software—0.2%
Microsoft Corp.	12,642	587,221
Oracle Corp.	29,077	1,307,593
		1,894,814

Technology Hardware, Storage & Peripherals—2.4%
Apple Inc.	66,750	7,367,865
EMC Corp.	251,577	7,481,900
Hewlett-Packard Co.	120,159	4,821,981
		19,671,746

Total Common Stock
(Cost $225,957,662)		282,565,292

Preferred Stock—0.0% *

Diversified Banks—0.0% *
Wells Fargo & Co.	9,802	251,421

Total Preferred Stock
(Cost $245,050)		251,421

Total Domestic Equity
(Cost $226,202,712)		282,816,713

Foreign Equity—21.3%

Common Stock—20.9%

Advertising—0.2%
WPP PLC	87,211	1,814,017

Aerospace & Defense—0.6%
Airbus Group N.V.	38,177	1,887,395
Embraer S.A. ADR	4,038	148,841
Safran S.A.	37,242	2,297,643
Zodiac Aerospace	12,076	406,572
		4,740,451

Airlines—0.2%
International Consolidated Airlines Group S.A.	175,840	1,324,286	(a)

Apparel Retail—0.2%
Fast Retailing Company Ltd.	3,688	1,340,758

Apparel, Accessories & Luxury Goods—0.3%
Luxottica Group S.p.A.	23,941	1,312,418
The Swatch Group AG	2,503	1,112,589
		2,425,007

Application Software—0.3%
SAP SE	39,039	2,726,029

Auto Parts & Equipment—0.4%
Continental AG	14,643	3,088,541

Automobile Manufacturers—0.8%
Great Wall Motor Company Ltd., Class H	35,634	202,243
Hyundai Motor Co.	1,297	198,124
Mahindra & Mahindra Ltd.	5,361	104,419
Mazda Motor Corp.	95,800	2,298,485
Toyota Motor Corp.	63,880	3,977,014
		6,780,285

Biotechnology—0.2%
CSL Ltd.	20,168	1,420,099

Brewers—0.4%
AMBEV S.A. ADR	18,126	112,744
Anheuser-Busch InBev N.V.	26,544	2,987,297
SABMiller PLC	1,633	85,165
		3,185,206

Building Products—0.2%
Assa Abloy AB, Class B	36,329	1,910,754

Casinos & Gaming—0.0% *
Genting Bhd	23,499	59,529
Sands China Ltd.	11,248	54,827
		114,356

Coal & Consumable Fuels—0.0% *
Coal India Ltd.	23,810	143,770

Commodity Chemicals—0.0% *
LG Chem Ltd.	504	82,415

Communications Equipment—0.4%
Telefonaktiebolaget LM Ericsson, Class B	274,015	3,303,944

Construction & Engineering—0.2%
China State Construction International Holdings Ltd.	31,264	43,963
Larsen & Toubro Ltd.	52,453	1,235,241
		1,279,204

Construction Materials—0.3%
Cemex SAB de C.V. ADR	19,905	202,832	(a)
HeidelbergCement AG	31,883	2,250,298
Indocement Tunggal Prakarsa Tbk PT	44,400	89,588
		2,542,718

Department Stores—0.1%
Matahari Department Store Tbk PT	119,476	143,964
Shinsegae Company Ltd.	614	100,790
Woolworths Holdings Ltd.	23,473	155,653
		400,407

Diversified Banks—2.7%
Banco Santander Chile ADR	4,094	80,734
Bank of China Ltd., Class H	568,978	319,342
Barclays PLC	905,798	3,406,613
BNP Paribas S.A.	44,549	2,629,909
Credicorp Ltd.	579	92,744
Credit Agricole S.A.	163,393	2,109,162
CTBC Financial Holding Company Ltd.	217,211	140,524
Grupo Financiero Banorte SAB de C.V., Class O	153,702	850,068
HSBC Holdings PLC	161,953	1,531,054
ICICI Bank Ltd.	465,720	2,585,466
Industrial & Commercial Bank of China Ltd., Class H	457,203	333,837
Intesa Sanpaolo S.p.A.	711,646	2,064,414
Kasikornbank PCL NVDR	14,600	100,977
Malayan Banking Bhd	55,873	146,321
Metropolitan Bank & Trust Co.	61,166	112,778
Mitsubishi UFJ Financial Group Inc.	479,500	2,631,954
Qatar National Bank SAQ	1,803	104,741
Shinhan Financial Group Company Ltd.	5,561	223,525
Sumitomo Mitsui Financial Group Inc.	65,900	2,380,178
		21,844,341

Diversified Metals & Mining—0.3%
BHP Billiton PLC	95,660	2,050,976
MMC Norilsk Nickel OJSC ADR	4,439	63,477
		2,114,453

Diversified Real Estate Activities—0.9%
Brookfield Asset Management Inc., Class A	24,029	1,207,829
Mitsubishi Estate Company Ltd.	127,588	2,685,811
Mitsui Fudosan Company Ltd.	135,399	3,627,315
		7,520,955

Education Services—0.0% *
Kroton Educacional S.A.	23,785	138,691

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	364,021	792,380

Electrical Components & Equipment—0.7%
Nidec Corp.	60,900	3,929,494
Schneider Electric SE	23,724	1,727,800
		5,657,294

Electronic Components—0.4%
Largan Precision Company Ltd.	1,000	74,856
Murata Manufacturing Company Ltd.	28,999	3,161,362
		3,236,218

Electronic Equipment & Instruments—0.5%
Hexagon AB, Class B	27,885	856,645
Hitachi Ltd.	278,000	2,049,884
Keyence Corp.	3,300	1,469,052
		4,375,581

Food Retail—0.0% *
Magnit PJSC GDR	1,313	59,338

Gas Utilities—0.0% *
China Resources Gas Group Ltd.	33,329	86,132

Healthcare Services—0.3%
Fresenius SE & Company KGaA	45,928	2,387,982

Healthcare Supplies—0.0% *
Ginko International Company Ltd.	8,460	89,277

Heavy Electrical Equipment—0.2%
ABB Ltd.	68,347	1,446,896

Household Appliances—0.0% *
Techtronic Industries Company Ltd.	46,380	148,787

Household Products—0.1%
LG Household & Healthcare Ltd.	204	115,628
Svenska Cellulosa AB SCA, Class B	23,075	495,389
		611,017

Human Resource & Employment Services—0.2%
Capita PLC	82,563	1,384,967

Independent Power Producers & Energy Traders—0.0% *
China Resources Power Holdings Company Ltd.	10,000	25,698

Industrial Conglomerates—0.0% *
Alfa SAB de C.V., Class A	34,884	78,029
Enka Insaat ve Sanayi AS	20,627	46,482
		124,511

Industrial Gases—0.4%
Linde AG	15,500	2,855,136

Industrial Machinery—0.7%
FANUC Corp.	17,900	2,948,526
Mitsubishi Heavy Industries Ltd.	453,000	2,497,522
		5,446,048

Integrated Oil & Gas—0.8%
Cenovus Energy Inc.	160,026	3,304,444
China Petroleum & Chemical Corp., Class H	353,725	286,453
Lukoil OAO ADR	2,849	109,259
Total S.A.	62,670	3,210,709
		6,910,865

Internet Retail—0.4%
Rakuten Inc.	225,398	3,131,336	(a)

Internet Software & Services—0.8%
Baidu Inc. ADR	26,469	6,034,138	(a)
NAVER Corp.	216	138,334
SouFun Holdings Ltd. ADR	6,206	45,862
Tencent Holdings Ltd.	26,355	381,319
Yandex N.V., Class A	1,971	35,399	(a)
		6,635,052

IT Consulting & Other Services—0.0% *
HCL Technologies Ltd.	6,865	174,149

Life & Health Insurance—0.8%
AIA Group Ltd.	738,720	4,060,115
Ping An Insurance Group Company of China Ltd., Class H	14,000	141,575
Prudential PLC	96,419	2,230,085
		6,431,775

Multi-Line Insurance—0.3%
AXA S.A.	93,018	2,143,417
BB Seguridade Participacoes S.A.	12,636	152,876
		2,296,293

Oil & Gas Equipment & Services—0.3%
Anton Oilfield Services Group	153,956	32,945
Technip S.A.	33,004	1,965,967
Weatherford International PLC	44,197	506,056	(a)
		2,504,968

Oil & Gas Exploration & Production—0.1%
Afren PLC	163,541	120,054
Dragon Oil PLC	7,336	61,483
Peyto Exploration & Development Corp.	24,919	720,086
		901,623

Other Diversified Financial Services—0.3%
ING Groep N.V.	195,547	2,526,400	(a)

Packaged Foods & Meats—0.2%
China Mengniu Dairy Company Ltd.	22,802	93,888
Nestle S.A.	23,980	1,749,133
		1,843,021

Personal Products—0.0% *
Hengan International Group Company Ltd.	6,457	67,445

Pharmaceuticals—1.9%
Aspen Pharmacare Holdings Ltd.	5,213	181,846
Astellas Pharma Inc.	79,100	1,100,182
Bayer AG	21,163	2,884,694
CSPC Pharmaceutical Group Ltd.	112,095	98,525
GlaxoSmithKline PLC	79,177	1,699,339
Roche Holding AG	15,097	4,092,678
Sanofi	37,827	3,448,704
Shire PLC	12,729	902,863
Sihuan Pharmaceutical Holdings Group Ltd.	54,000	36,125
Valeant Pharmaceuticals International Inc.	7,893	1,133,471	(a)
		15,578,427

Property & Casualty Insurance—0.6%
Insurance Australia Group Ltd.	375,706	1,912,208
Tokio Marine Holdings Inc.	104,000	3,374,439
		5,286,647

Railroads—0.2%
East Japan Railway Co.	23,500	1,769,516

Research & Consulting Services—0.1%
Experian PLC	68,839	1,160,899

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	86,679	102,381

Semiconductor Equipment—0.3%
ASML Holding N.V.	25,551	2,760,721

Semiconductors—0.6%
MediaTek Inc.	8,000	116,299
Samsung Electronics Company Ltd.	1,721	2,069,062
Taiwan Semiconductor Manufacturing Company Ltd.	686,876	3,026,013
		5,211,374

Specialty Chemicals—0.3%
Givaudan S.A.	705	1,265,369
Johnson Matthey PLC	26,279	1,383,135
		2,648,504

Thrifts & Mortgage Finance—0.0% *
Housing Development Finance Corporation Ltd.	16,035	286,798

Tires & Rubber—0.0% *
Hankook Tire Company Ltd.	2,118	100,651

Tobacco—0.0% *
ITC Ltd.	23,957	139,558

Trading Companies & Distributors—0.0% *
Mills Estruturas e Servicos de Engenharia S.A.	6,554	23,430

Wireless Telecommunication Services—0.6%
China Mobile Ltd.	7,290	85,572
MTN Group Ltd.	9,561	181,859
SoftBank Corp.	51,600	3,068,454
Vodafone Group PLC	493,965	1,694,326
		5,030,211

Total Common Stock
(Cost $161,738,001)		172,489,993

Preferred Stock—0.4%

Automobile Manufacturers—0.4%
Volkswagen AG	12,408	2,757,744

Diversified Banks—0.0% *
Itau Unibanco Holding S.A.	17,146	223,178

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	18,398	69,351

Steel—0.0% *
Vale S.A.	5,702	41,250

Total Preferred Stock
(Cost $3,054,808)		3,091,523

Total Foreign Equity
(Cost $164,792,809)		175,581,516

		Principal Amount	Fair Value
Bonds and Notes—30.8%

U.S. Treasuries—7.0%
U.S. Treasury Bonds
3.00%	11/15/44	$9,193,300	9,661,588
4.50%	02/15/36	2,409,600	3,213,992	(h)
U.S. Treasury Notes
0.50%	06/30/16	21,888,800	21,895,629	(h)
0.88%	07/31/19	1,701,000	1,648,242
1.50%	06/30/16 - 11/30/19	16,551,000	16,555,479
2.25%	11/15/24	4,356,800	4,386,073
			57,361,003

Agency Mortgage Backed—9.2%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	3,295,769	3,538,569
4.50%	06/01/33 - 02/01/35	7,151	7,756
5.00%	07/01/35 - 06/01/41	819,589	920,821
5.50%	05/01/20 - 04/01/39	189,067	213,691
6.00%	04/01/17 - 11/01/37	249,242	283,596
6.50%	06/01/29	953	1,083
7.00%	10/01/16 - 08/01/36	156,516	168,962
7.50%	09/01/33	454	486
8.00%	04/01/30 - 11/01/30	1,129	1,302
9.00%	04/01/16 - 06/01/21	207	217
5.50%	TBA	305,000	340,718	(c)
Federal National Mortgage Assoc.
2.10%	04/01/37	741	765	(i)
3.00%	02/01/43 - 06/01/43	12,851,183	13,023,790
3.50%	11/01/42 - 02/01/43	3,393,699	3,550,576
4.00%	05/01/19 - 03/01/44	6,166,339	6,612,326
4.50%	05/01/18 - 01/01/41	7,241,949	7,869,109
5.00%	07/01/20 - 06/01/41	1,301,126	1,462,372
5.50%	06/01/20 - 01/01/39	1,416,960	1,588,554
6.00%	02/01/20 - 08/01/35	776,829	891,373
6.50%	02/01/16 - 08/01/34	153,440	173,359
7.00%	10/01/16 - 12/01/33	15,650	15,793
7.50%	05/01/15 - 12/01/33	5,385	6,008
8.00%	12/01/15 - 01/01/33	1,023	1,192
9.00%	12/01/17 - 12/01/22	1,012	1,104
3.00%	TBA	2,241,000	2,266,912	(c)
3.50%	TBA	10,743,904	11,199,682	(c)
4.50%	TBA	2,900,000	3,047,039	(c)
5.00%	TBA	2,848,000	3,137,709	(c)
6.00%	TBA	3,095,000	3,509,802	(c)
6.50%	TBA	568,000	648,474	(c)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	3,090,204	3,163,941
3.50%	05/20/43	2,122,282	2,230,896
4.00%	01/20/41 - 04/20/43	2,594,025	2,787,792
4.50%	08/15/33 - 03/20/41	1,358,811	1,492,336
5.00%	08/15/33	15,719	17,474
6.00%	06/15/33 - 09/15/36	65,203	75,638
6.50%	02/15/24 - 06/15/34	15,889	18,134
7.00%	04/15/28 - 10/15/36	11,795	13,128
8.00%	06/15/30	34	35

8.50%	10/15/17	2,862	3,036
9.00%	11/15/16 - 12/15/21	4,295	4,534
3.00%	TBA	1,685,522	1,723,657	(c)
5.00%	TBA	75,000	82,598	(c)
			76,096,339

Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	106	105	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	96,466	282	(g,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	847,148	79,371	(g)
4.50%	03/15/18	1,901	35	(g)
5.00%	10/15/18 - 02/15/38	17,050	544	(g)
5.50%	06/15/33	5,521	997	(g)
6.44%	08/15/25	343,234	42,496	(g,i)
7.50%	07/15/27	1,931	330	(g)
8.00%	04/15/20	37	39
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	171	157	(d,f)
8.00%	02/01/23 - 07/01/24	693	153	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	235	229	(d,f)
1.24%	12/25/42	39,357	1,536	(g,i)
5.00%	02/25/40 - 09/25/40	495,179	52,324	(g)
5.83%	07/25/38	85,603	10,645	(g,i)
5.93%	09/25/42	1,823,078	329,022	(g,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	87,471	12,720	(g)
5.00%	03/25/38 - 05/25/38	52,010	7,275	(g)
5.50%	12/25/33	9,571	1,813	(g)
6.00%	01/25/35	44,982	7,710	(g)
7.50%	11/25/23	4,489	735	(g)
8.00%	08/25/23 - 07/25/24	1,414	316	(g)
8.50%	03/25/17 - 07/25/22	340	45	(g)
9.00%	05/25/22	213	43	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	843,869	67,567	(g)
5.00%	12/20/35 - 09/20/38	400,189	28,397	(g)
6.08%	02/20/40	1,584,426	284,997	(g,i)
			929,883

Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	100,000	100,243

Corporate Notes—12.5%
21st Century Fox America Inc.
6.65%	11/15/37	160,000	213,642
ABB Finance USA Inc.
1.63%	05/08/17	266,000	266,876
AbbVie Inc.
1.75%	11/06/17	234,000	234,508
2.00%	11/06/18	211,000	210,292
ACCO Brands Corp.
6.75%	04/30/20	339,000	354,763

Actavis Funding SCS
1.30%	06/15/17	399,000	391,732
4.85%	06/15/44	123,000	124,813
Activision Blizzard Inc.
5.63%	09/15/21	367,000	385,350	(b)
Aetna Inc.
3.50%	11/15/24	168,000	170,762
Agrium Inc.
4.90%	06/01/43	241,000	249,639
Alcoa Inc.
5.13%	10/01/24	65,000	68,885
Alibaba Group Holding Ltd.
3.60%	11/28/24	245,000	243,002	(b)
4.50%	11/28/34	205,000	210,743	(b)
Altria Group Inc.
2.95%	05/02/23	141,000	136,342
4.50%	05/02/43	141,000	141,995
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	196,350
6.63%	10/15/22	200,000	212,000
7.75%	11/15/19	55,000	61,600
American Campus Communities Operating Partnership LP
4.13%	07/01/24	249,000	251,509
American Electric Power Company Inc.
2.95%	12/15/22	270,000	264,852
American Express Co.
3.63%	12/05/24	337,000	339,809
American International Group Inc.
4.13%	02/15/24	236,000	251,225
4.50%	07/16/44	168,000	177,494
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	650,000	581,750	(b)
American Tower Corp. (REIT)
3.40%	02/15/19	515,000	524,177
3.50%	01/31/23	80,000	77,297
Amgen Inc.
2.20%	05/22/19	499,000	496,903
Amkor Technology Inc.
6.63%	06/01/21	220,000	217,800
Anadarko Petroleum Corp.
6.20%	03/15/40	271,000	317,463
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	503,000	488,857
Anthem Inc.
3.30%	01/15/23	185,000	184,820
AP Moeller - Maersk A/S
2.55%	09/22/19	235,000	235,659	(b)
3.75%	09/22/24	235,000	241,278	(b)
Apple Inc.
2.85%	05/06/21	524,000	536,031
Aramark Services Inc.
5.75%	03/15/20	482,000	497,665
Archer-Daniels-Midland Co.
4.02%	04/16/43	151,000	151,513
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.24%	12/15/19	400,000	386,000	(b,i)
Ares Capital Corp.
3.88%	01/15/20	235,000	234,325

Ascension Health
4.85%	11/15/53	235,000	265,457
AT&T Inc.
2.38%	11/27/18	488,000	491,780
4.80%	06/15/44	200,000	203,791
Bank of America Corp.
1.70%	08/25/17	172,000	172,039
2.00%	01/11/18	699,000	698,469
2.60%	01/15/19	293,000	295,278
4.00%	04/01/24	524,000	545,602
4.10%	07/24/23	163,000	171,663
4.25%	10/22/26	305,000	304,315
Bank of China Ltd.
5.00%	11/13/24	200,000	205,514	(b)
Barclays Bank PLC
2.25%	05/10/17	815,000	831,477	(b,h)
Barclays PLC
2.75%	11/08/19	355,000	352,831
Bayer US Finance LLC
2.38%	10/08/19	510,000	512,024	(b)
3.38%	10/08/24	343,000	349,027	(b)
Baytex Energy Corp.
5.13%	06/01/21	220,000	187,000	(b)
BB&T Corp.
2.45%	01/15/20	337,000	335,628
Bed Bath & Beyond Inc.
3.75%	08/01/24	169,000	171,330
4.92%	08/01/34	51,000	52,626
5.17%	08/01/44	234,000	244,831
Berkshire Hathaway Energy Co.
6.13%	04/01/36	789,000	991,247
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	418,000	428,610
3.00%	05/15/22	236,000	239,683
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	174,000	197,233
Bombardier Inc.
4.75%	04/15/19	208,000	208,780	(b)
6.00%	10/15/22	343,000	346,430	(b)
7.75%	03/15/20	212,000	230,020	(b)
BP Capital Markets PLC
1.38%	05/10/18	291,000	285,834
3.81%	02/10/24	690,000	694,478
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	259,981
Brocade Communications Systems Inc.
4.63%	01/15/23	687,000	659,520
Building Materials Corporation of America
5.38%	11/15/24	220,000	219,450	(b)
Cadence Design Systems Inc.
4.38%	10/15/24	335,000	340,375
Calpine Corp.
5.75%	01/15/25	205,000	207,563
5.88%	01/15/24	67,000	71,355	(b)
Caterpillar Inc.
4.30%	05/15/44	175,000	186,878

Catholic Health Initiatives
2.60%	08/01/18	105,000	106,372
4.35%	11/01/42	82,000	81,411
CBS Corp.
3.70%	08/15/24	266,000	265,271
CCOH Safari LLC
5.50%	12/01/22	147,000	149,205
5.75%	12/01/24	220,000	222,475
Cequel Capital Corp.
5.13%	12/15/21	420,000	407,400	(b)
CF Industries Inc.
5.38%	03/15/44	175,000	188,807
Chesapeake Energy Corp.
3.25%	03/15/16	166,000	165,585
5.38%	06/15/21	330,000	329,794
Citigroup Inc.
1.75%	05/01/18	582,000	575,191
5.50%	09/13/25	506,000	559,892
CMS Energy Corp.
4.88%	03/01/44	171,000	187,074
CNA Financial Corp.
5.88%	08/15/20	206,000	235,156
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	361,103
Cogeco Cable Inc.
4.88%	05/01/20	270,000	270,000	(b)
Comcast Corp.
4.20%	08/15/34	171,000	178,805
4.75%	03/01/44	171,000	190,561
Commonwealth Bank of Australia
0.75%	01/15/16	354,000	353,960	(b,h)
ConocoPhillips Co.
3.35%	11/15/24	337,000	340,487
Constellation Brands Inc.
7.25%	09/01/16	269,000	290,520
Continental Resources Inc.
4.90%	06/01/44	166,000	143,866
Corp Andina de Fomento
4.38%	06/15/22	425,000	456,814
Corporate Office Properties LP (REIT)
3.60%	05/15/23	347,000	333,414
3.70%	06/15/21	169,000	168,269
Cott Beverages Inc.
5.38%	07/01/22	220,000	201,850	(b)
COX Communications Inc.
4.70%	12/15/42	59,000	58,948	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	259,038	(b,h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	138,000	133,860
CSX Corp.
4.50%	08/01/54	172,000	180,137
CVS Health Corp.
2.25%	08/12/19	514,000	511,853
Daimler Finance North America LLC
2.38%	08/01/18	778,000	788,915	(b)
DaVita HealthCare Partners Inc.
5.13%	07/15/24	147,000	149,940

Denbury Resources Inc.
6.38%	08/15/21	320,000	304,000
Dexia Credit Local S.A.
2.25%	01/30/19	715,000	724,025	(b)
Diageo Capital PLC
1.13%	04/29/18	392,000	383,591
Diageo Investment Corp.
2.88%	05/11/22	346,000	345,791
DigitalGlobe Inc.
5.25%	02/01/21	469,000	445,550	(b)
DIRECTV Holdings LLC
4.45%	04/01/24	262,000	274,132
5.15%	03/15/42	335,000	346,176
Dollar General Corp.
1.88%	04/15/18	335,000	323,707
4.13%	07/15/17	341,000	351,679
Dominion Resources Inc.
1.95%	08/15/16	668,000	675,176
Duke Energy Corp.
3.75%	04/15/24	326,000	339,113
Duke Energy Progress Inc.
4.15%	12/01/44	100,000	106,300
Eaton Corp.
2.75%	11/02/22	490,000	481,375
Ecopetrol S.A.
5.88%	05/28/45	85,000	78,625
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	349,000	349,676
Electricite de France S.A.
2.15%	01/22/19	704,000	705,733	(b)
Energy Transfer Equity LP
5.88%	01/15/24	714,000	724,710
Energy Transfer Partners LP
6.50%	02/01/42	217,000	249,431
Ensco PLC
4.50%	10/01/24	337,000	327,556
5.75%	10/01/44	170,000	170,573
Enterprise Products Operating LLC
3.75%	02/15/25	270,000	271,028
ERP Operating LP
4.50%	07/01/44	199,000	207,396
European Investment Bank
4.88%	01/17/17	535,000	578,260
Express Scripts Holding Co.
2.25%	06/15/19	342,000	338,338
Five Corners Funding Trust
4.42%	11/15/23	373,000	394,418	(b)
Florida Power & Light Co.
4.13%	02/01/42	131,000	139,872
Ford Motor Credit Company LLC
5.88%	08/02/21	261,000	302,183
Forest Laboratories Inc.
5.00%	12/15/21	343,000	371,409	(b)
Freeport-McMoRan Inc.
5.45%	03/15/43	119,000	112,523
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	247,000	263,364	(b)

Frontier Communications Corp.
7.13%	03/15/19	219,000	239,805
General Motors Co.
4.88%	10/02/23	131,000	140,170
5.00%	04/01/35	367,000	382,447
General Motors Financial Company Inc.
2.63%	07/10/17	137,000	137,594
3.00%	09/25/17	220,000	222,482
3.50%	07/10/19	137,000	139,894
4.38%	09/25/21	366,000	382,012
Georgia-Pacific LLC
3.60%	03/01/25	505,000	507,156	(b)
Gilead Sciences Inc.
4.80%	04/01/44	372,000	412,642
Glencore Funding LLC
2.50%	01/15/19	182,000	179,211	(b)
4.13%	05/30/23	421,000	410,795	(b)
4.63%	04/29/24	405,000	406,944	(b)
Grupo Televisa SAB
5.00%	05/13/45	200,000	203,448
HCA Inc.
4.75%	05/01/23	576,000	586,080
6.50%	02/15/20	444,000	497,502
Hewlett-Packard Co.
2.75%	01/14/19	707,000	707,904
Hexion US Finance Corp.
6.63%	04/15/20	195,000	191,100
Hughes Satellite Systems Corp.
6.50%	06/15/19	144,000	154,440
Humana Inc.
3.85%	10/01/24	335,000	339,414
Huntsman International LLC
4.88%	11/15/20	275,000	272,938
Hyundai Capital America
2.13%	10/02/17	118,000	118,575	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	343,000	357,024
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	236,000	234,561
Ingles Markets Inc.
5.75%	06/15/23	227,000	227,933
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	347,000	344,883
International Business Machines Corp.
3.63%	02/12/24	361,000	376,099
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	66,000	64,054	(b)
Invesco Finance PLC
3.13%	11/30/22	391,000	387,508
Iron Mountain Inc.
6.00%	08/15/23	346,000	359,840
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	89,640	(b)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	190,000	186,675	(b)

Jefferies Group Inc.
5.13%	01/20/23	283,000	287,675
6.50%	01/20/43	90,000	91,807
John Deere Capital Corp.
3.35%	06/12/24	333,000	341,300
Johnson Controls Inc.
4.63%	07/02/44	166,000	170,827
JPMorgan Chase & Co.
3.88%	09/10/24	506,000	506,431
5.00%	12/29/49	244,000	238,739	(i)
6.10%	10/29/49	405,000	403,987	(i)
KB Home
7.00%	12/15/21	346,000	363,949
Kerr-McGee Corp.
6.95%	07/01/24	107,000	130,777
Keysight Technologies Inc.
4.55%	10/30/24	335,000	335,133	(b)
KFW
4.50%	07/16/18	446,000	492,772
Kilroy Realty LP
4.25%	08/15/29	172,000	172,014
Kinder Morgan Energy Partners LP
3.50%	09/01/23	244,000	231,640
Kinder Morgan Inc.
3.05%	12/01/19	167,000	165,672
5.63%	11/15/23	401,000	429,241	(b)
Kinross Gold Corp.
5.95%	03/15/24	171,000	160,456	(b)
6.88%	09/01/41	20,000	19,015
Korea National Oil Corp.
2.88%	11/09/15	289,000	293,177	(b)
L Brands Inc.
5.63%	02/15/22	346,000	371,950
L-3 Communications Corp.
1.50%	05/28/17	236,000	233,678
3.95%	05/28/24	125,000	126,034
Lamar Media Corp.
5.00%	05/01/23	346,000	342,540
Land O’ Lakes Inc.
6.00%	11/15/22	97,000	103,790	(b)
Lear Corp.
5.25%	01/15/25	366,000	370,575
Lennar Corp.
4.50%	11/15/19	220,000	218,350
Liberty Mutual Group Inc.
4.25%	06/15/23	314,000	323,570	(b)
Linn Energy LLC
6.25%	11/01/19	71,000	59,995
Macquarie Bank Ltd.
2.60%	06/24/19	173,000	174,449	(b)
Macy’s Retail Holdings Inc.
4.50%	12/15/34	338,000	340,348
Marathon Petroleum Corp.
3.63%	09/15/24	340,000	333,201
4.75%	09/15/44	264,000	249,323
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	147,000	143,693
5.50%	02/15/23	145,000	146,813

Marsh & McLennan Companies Inc.
3.50%	03/10/25	335,000	337,129
Mattel Inc.
2.35%	05/06/19	524,000	522,147
Medtronic Inc.
2.50%	03/15/20	269,000	269,706	(b)
3.50%	03/15/25	337,000	344,741	(b)
4.63%	03/15/45	170,000	184,278	(b)
MEG Energy Corp.
6.50%	03/15/21	208,000	189,800	(b)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	104,393
MetLife Inc.
4.72%	12/15/44	135,000	150,155
MGM Resorts International Co.
5.25%	03/31/20	367,000	364,247
Mizuho Bank Ltd.
2.45%	04/16/19	420,000	417,267	(b)
Monsanto Co.
3.38%	07/15/24	165,000	167,652
4.70%	07/15/64	98,000	102,755
Morgan Stanley
2.13%	04/25/18	502,000	502,291
2.38%	07/23/19	516,000	514,097
3.70%	10/23/24	335,000	339,563
4.10%	05/22/23	403,000	408,013
4.35%	09/08/26	265,000	266,583
4.88%	11/01/22	256,000	271,892
5.00%	11/24/25	217,000	231,564
Motorola Solutions Inc.
4.00%	09/01/24	343,000	345,065
Mylan Inc.
7.88%	07/15/20	71,000	75,629	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	139,221	(b)
National Retail Properties Inc.
3.90%	06/15/24	279,000	284,543
NCL Corporation Ltd.
5.00%	02/15/18	150,000	150,000
Newfield Exploration Co.
5.63%	07/01/24	301,000	297,802
5.75%	01/30/22	425,000	420,750
Newmont Mining Corp.
4.88%	03/15/42	131,000	114,099
Nexen Energy ULC
6.40%	05/15/37	144,000	179,359
Noble Energy Inc.
3.90%	11/15/24	202,000	199,646
NRG Energy Inc.
6.25%	07/15/22	330,000	337,425
Omnicom Group Inc.
3.63%	05/01/22	105,000	107,792
Oracle Corp.
2.25%	10/08/19	674,000	678,815
3.63%	07/15/23	224,000	234,911
4.50%	07/08/44	166,000	180,305

Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%	02/15/24	208,000	209,040	(b)
Owens & Minor Inc.
3.88%	09/15/21	335,000	338,789
Owens-Brockway Glass Container Inc.
5.00%	01/15/22	147,000	149,940	(b)
5.38%	01/15/25	73,000	73,730	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	506,000	512,049
PacifiCorp
6.25%	10/15/37	3,000	4,060
People’s United Bank
4.00%	07/15/24	391,000	396,041
PepsiCo Inc.
4.25%	10/22/44	202,000	210,817
Perrigo Company PLC
2.30%	11/08/18	346,000	345,727
Petrobras International Finance Company S.A.
3.50%	02/06/17	257,000	245,412
3.88%	01/27/16	103,000	101,074
Petroleos Mexicanos
3.50%	01/30/23	147,000	140,606
Philip Morris International Inc.
4.13%	03/04/43	140,000	137,236
Pitney Bowes Inc.
4.63%	03/15/24	329,000	336,769
PNC Bank NA
2.40%	10/18/19	685,000	687,878
Post Holdings Inc.
6.75%	12/01/21	220,000	213,400	(b)
Prudential Financial Inc.
5.63%	06/15/43	166,000	169,702	(i)
Range Resources Corp.
5.75%	06/01/21	153,000	157,973
Raytheon Co.
4.20%	12/15/44	120,000	124,643
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	378,000	357,210
Revlon Consumer Products Corp.
5.75%	02/15/21	463,000	463,000
Roche Holdings Inc.
2.88%	09/29/21	515,000	521,434	(b)
3.35%	09/30/24	365,000	375,661	(b)
Rowan Companies Inc.
4.75%	01/15/24	246,000	232,191
5.85%	01/15/44	70,000	64,557
Royal Bank of Canada
1.20%	09/19/18	773,000	768,586	(h)
RSI Home Products Inc.
6.88%	03/01/18	267,000	279,015	(b)
Ryder System Inc.
2.45%	09/03/19	419,000	416,048
Sabine Pass Liquefaction LLC
5.63%	02/01/21	885,000	869,512
Schaeffler Holding Finance BV
6.25% Cash/7.00% PIK	11/15/19	360,000	370,800	(b,o)
6.88% Cash/7.63% PIK	08/15/18	260,000	271,050	(b,o)

Scripps Networks Interactive Inc.
2.75%	11/15/19	170,000	170,711
Seagate HDD Cayman
4.75%	01/01/25	256,000	263,722	(b)
Sealed Air Corp.
4.88%	12/01/22	73,000	72,453	(b)
5.13%	12/01/24	73,000	73,730	(b)
Sinclair Television Group Inc.
5.38%	04/01/21	165,000	163,763
Smurfit Kappa Acquisitions
4.88%	09/15/18	400,000	414,000	(b)
Spectra Energy Partners LP
4.75%	03/15/24	343,000	367,669
Sprint Corp.
7.25%	09/15/21	191,000	189,329
Steel Dynamics Inc.
5.13%	10/01/21	220,000	224,125	(b)
Sysco Corp.
2.35%	10/02/19	335,000	336,824
3.50%	10/02/24	235,000	241,819
4.35%	10/02/34	135,000	145,339
T-Mobile USA Inc.
6.25%	04/01/21	300,000	307,050
Talisman Energy Inc.
6.25%	02/01/38	119,000	120,810
Tampa Electric Co.
4.35%	05/15/44	169,000	180,204
Tanger Properties LP
3.75%	12/01/24	170,000	171,318
Targa Resources Partners Finance Corp.
4.13%	11/15/19	365,000	351,312	(b)
Target Corp.
3.50%	07/01/24	382,000	396,582
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	335,000	373,307	(b)
Teck Resources Ltd.
3.75%	02/01/23	323,000	289,502
5.40%	02/01/43	141,000	119,175
Telecom Italia S.p.A.
5.30%	05/30/24	400,000	405,000	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	934,815
6.00%	10/01/20	347,000	372,619
Textron Inc.
6.20%	03/15/15	212,000	214,121
The Allstate Corp.
5.75%	08/15/53	186,000	195,998	(i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	397,842	(b)
2.35%	09/08/19	515,000	511,577	(b)
The Boeing Co.
2.85%	10/30/24	236,000	234,517
The Dow Chemical Co.
3.50%	10/01/24	675,000	668,158
4.25%	10/01/34	340,000	333,930

The Goldman Sachs Group Inc.
2.38%	01/22/18	324,000	327,272
2.63%	01/31/19	528,000	531,224
2.90%	07/19/18	223,000	228,771
4.00%	03/03/24	411,000	426,679
4.80%	07/08/44	199,000	213,145
The Korea Development Bank
3.25%	03/09/16	348,000	356,199
The Kroger Co.
2.95%	11/01/21	236,000	234,064
The Timken Co.
3.88%	09/01/24	262,000	261,594	(b)
The Williams Companies Inc.
4.55%	06/24/24	108,000	100,438
5.75%	06/24/44	334,000	290,532
8.75%	03/15/32	134,000	156,387
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	335,000	343,179	(b)
Time Inc.
5.75%	04/15/22	371,000	358,942	(b)
Time Warner Cable Inc.
6.55%	05/01/37	101,000	130,036
Time Warner Inc.
5.35%	12/15/43	306,000	347,547
Tops Holding Corp.
8.88%	12/15/17	150,000	153,000
Tyco Electronics Group S.A.
2.35%	08/01/19	344,000	343,685
Tyson Foods Inc.
2.65%	08/15/19	171,000	172,558
3.95%	08/15/24	114,000	117,844
5.15%	08/15/44	114,000	128,042
U.S. Bancorp
3.44%	02/01/16	411,000	420,812
Ultra Petroleum Corp.
6.13%	10/01/24	366,000	314,760	(b)
Unit Corp.
6.63%	05/15/21	259,000	231,805
United Rentals North America Inc.
5.75%	07/15/18	268,000	279,390
6.13%	06/15/23	139,000	145,950
UnitedHealth Group Inc.
2.30%	12/15/19	337,000	338,392
Vail Resorts Inc.
6.50%	05/01/19	141,000	145,935
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	207,000	216,315	(b)
6.75%	08/15/18	252,000	268,070	(b)
Verizon Communications Inc.
1.35%	06/09/17	832,000	828,150
3.50%	11/01/24	337,000	331,102
4.15%	03/15/24	337,000	348,874
4.40%	11/01/34	168,000	166,989
5.05%	03/15/34	105,000	112,006
5.15%	09/15/23	378,000	417,400
6.55%	09/15/43	193,000	247,262

Viasystems Inc.
7.88%	05/01/19	110,000	116,050	(b)
Virgin Media Finance PLC
6.00%	10/15/24	200,000	209,250	(b)
Virgin Media Secured Finance PLC
5.25%	01/15/21	200,000	209,000
Volkswagen Group of America Finance LLC
2.13%	05/23/19	845,000	840,565	(b)
2.45%	11/20/19	205,000	206,335	(b)
W.R. Grace & Co.
5.63%	10/01/24	367,000	382,597	(b)
Wal-Mart Stores Inc.
3.30%	04/22/24	279,000	288,072
4.30%	04/22/44	349,000	380,950
Walgreens Boots Alliance Inc.
3.80%	11/18/24	337,000	343,706
4.80%	11/18/44	135,000	142,340
Weatherford International Ltd.
5.95%	04/15/42	134,000	113,461
6.75%	09/15/40	68,000	63,341
Wells Fargo & Co.
4.10%	06/03/26	386,000	394,514
5.90%	12/29/49	226,000	227,695	(i)
Windstream Corp.
6.38%	08/01/23	259,000	242,165
WPP Finance 2010
3.75%	09/19/24	335,000	336,237
WPX Energy Inc.
5.25%	01/15/17	266,000	268,660
Wynn Macau Ltd.
5.25%	10/15/21	438,000	411,720	(b)
Xilinx Inc.
2.13%	03/15/19	174,000	172,882
XLIT Ltd.
5.25%	12/15/43	231,000	261,085
Yamana Gold Inc.
4.95%	07/15/24	142,000	138,589
			103,455,684

Non-Agency Collateralized Mortgage Obligations—1.6%
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	415,027	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	46,351	48,496
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	600,000	628,751	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	108,859	118,665	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.24%	02/10/51	533,010	588,308	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.28%	11/10/42	260,000	259,929	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.15%	09/10/47	218,529	223,036	(i)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	137,514	148,954	(b,i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	42,102	42,104	(i)

Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	140,000	146,111	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	319,418	(i)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	346,000	322,362	(b,i)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	112,503	113,045	(i)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	153,370	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	218,792	(i)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	170,000	177,997	(i)
4.72%	08/10/47	170,000	155,370	(b,i)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	169,443	172,190	(i)
COMM 2014-CR21 Morgage Trust
3.99%	12/10/47	332,372	342,796
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	580,000	603,084	(i)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.19%	10/25/35	10,759	—	(**,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	150,000	156,294	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	240,000	246,343
5.31%	08/10/44	120,000	135,408	(b,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	175,000	187,037
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	623,000	562,293	(b,i)
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	345,000	346,580	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.93%	12/15/47	1,073,249	102,553	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	74,119
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	279,334	297,008
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	90,000	95,836	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	140,000	152,510	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	260,000	277,370	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	180,000	190,629	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.66%	12/15/39	24,044	101	(b,g,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	87,255	87,690
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	205,111	210,069
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	115,006	120,803	(i)

LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	360,000	390,259	(i)
6.11%	07/15/40	430,000	465,484	(b)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	371,540	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	326,000	330,868	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	171,583	137,450	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	199,711	161,434	(b)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	225,245	225,900	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.66%	10/15/42	110,000	112,942	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	80,000	82,026	(i)
5.27%	10/12/52	210,000	216,860	(i)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	415,000	435,403	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	290,000	315,987	(i)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	110,000	122,692	(i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	134,094	(b,i)
Wells Fargo Commercial Mortgage Trust 2014-LC18
3.96%	12/15/47	331,952	281,523	(b,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	38,923	2,303
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	204,202
5.13%	12/15/46	140,000	139,073	(b,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	240,000	261,023	(i)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	205,657	179,861	(b,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	482,050	(i)
			13,493,422

Sovereign Bonds—0.3%
Government of Brazil
4.25%	01/07/25	288,000	288,000
Government of Chile
3.63%	10/30/42	250,000	226,875
Government of Colombia
2.63%	03/15/23	236,000	219,126
5.63%	02/26/44	282,000	317,250
Government of Mexico
3.60%	01/30/25	510,000	508,215
4.00%	10/02/23	168,000	174,300
4.75%	03/08/44	322,000	335,685
Government of Panama
4.00%	09/22/24	200,000	205,500
Government of Peru
5.63%	11/18/50	55,000	64,762

Government of Philippines
4.20%	01/21/24	200,000	217,000
Government of Turkey
3.25%	03/23/23	73,000	69,259
6.63%	02/17/45	76,000	93,271
			2,719,243

Municipal Bonds and Notes—0.1%
American Municipal Power Inc.
6.27%	02/15/50	95,000	121,600
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	224,047
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	72,525
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	371,500
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	164,302
State of California
5.70%	11/01/21	175,000	207,317
			1,161,291

FNMA—0.0% *
Lehman TBA
5.50%	TBA	81,873	20,468	(l,p)

Total Bonds and Notes
(Cost $252,492,536)			255,337,576

	Number of Shares	Fair Value
Exchange Traded Funds—2.3%
Financial Select Sector SPDR Fund	32,544	804,813	(m)
Industrial Select Sector SPDR Fund	55,670	3,149,252	(m)
Vanguard FTSE Emerging Markets ETF	371,083	14,850,742

Total Exchange Traded Funds
(Cost $17,897,261)		18,804,807

Total Investments in Securities
(Cost $661,385,318)		732,540,612

Short-Term Investments – 14.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $117,959,180)		117,959,180	(d,h,m)

Total Investments
(Cost $779,344,498)		850,499,792

Liabilities in Excess of Other Assets, net—(2.9)%		(24,317,851)

NET ASSETS—100.0%		$826,181,941

Other Information:

The Fund had the following long futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2015	134	$29,291,563	$(41,553)
U.S. Long Bond Futures	March 2015	20	2,891,250	(8,170)
Topix Index Futures	March 2015	3	352,183	1,450
FTSE 100 Index Futures	March 2015	1	101,702	1,141
EURO Stoxx 50 Index Futures	March 2015	11	417,020	2,273
S&P Mid 400 Emini Index Futures	March 2015	170	24,626,200	575,040
S&P 500 Emini Index Futures	March 2015	61	6,259,820	82,566

				$612,747

The Fund had the following short futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	March 2015	35	$(4,162,539)	$(3,970)
10 Yr. U.S. Treasury Notes Futures	March 2015	120	(15,215,625)	(10,474)
Ultra Long-Term U.S. Treasury Bond Futures	March 2015	38	(6,277,125)	(291,617)

				$(306,061)

				$306,686

The Fund was invested in the following countries at December 31, 2014 (unaudited):

Country	Percentage (based on Fair Value)
United States	76.32%
Japan	5.73%
United Kingdom	2.98%
France	2.73%
Germany	2.44%
Switzerland	1.26%
Canada	1.25%
China	1.01%
Sweden	0.77%
Netherlands	0.67%
India	0.64%
Hong Kong	0.51%
Australia	0.48%
South Korea	0.46%
Italy	0.45%
Taiwan	0.41%
Belgium	0.35%
Mexico	0.29%
Brazil	0.18%
Luxembourg	0.17%
Cayman Islands	0.16%
Ireland	0.14%
Supranational	0.12%

Colombia	0.07%
South Africa	0.06%
Denmark	0.06%
Philippines	0.04%
Turkey	0.04%
Chile	0.04%
Russian Federation	0.03%
Indonesia	0.03%
Malaysia	0.02%
Panama	0.02%
Peru	0.02%
Bermuda	0.02%
Qatar	0.01%
Thailand	0.01%
United Arab Emirates	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2014 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	2.05%	2.60%	4.65%
Pharmaceuticals	2.34%	1.83%	4.17%
Integrated Oil & Gas	1.60%	0.82%	2.42%
Technology Hardware, Storage & Peripherals	2.31%	0.00%	2.31%
Exchange Traded Funds	2.21%	0.00%	2.21%
Communications Equipment	1.67%	0.39%	2.06%
Aerospace & Defense	1.48%	0.57%	2.05%
Internet Software & Services	1.02%	0.79%	1.81%
Biotechnology	1.57%	0.16%	1.73%
Asset Management & Custody Banks	1.64%	0.00%	1.64%
Multi-Line Insurance	1.10%	0.27%	1.37%
Automobile Manufacturers	0.20%	1.12%	1.32%
Cable & Satellite	1.30%	0.00%	1.30%
Healthcare Equipment	1.23%	0.00%	1.23%
Oil & Gas Equipment & Services	0.76%	0.30%	1.06%
Soft Drinks	1.04%	0.00%	1.04%
Industrial Machinery	0.28%	0.64%	0.92%
Diversified Real Estate Activities	0.00%	0.88%	0.88%
Life & Health Insurance	0.12%	0.76%	0.88%
General Merchandise Stores	0.87%	0.00%	0.87%
Movies & Entertainment	0.73%	0.00%	0.73%
Drug Retail	0.69%	0.00%	0.69%
Specialized Finance	0.68%	0.00%	0.68%
Home Improvement Retail	0.67%	0.00%	0.67%
Electrical Components & Equipment	0.00%	0.67%	0.67%
Property & Casualty Insurance	0.00%	0.62%	0.62%
Internet Retail	0.25%	0.37%	0.62%
Semiconductors	0.00%	0.61%	0.61%
Packaged Foods & Meats	0.39%	0.22%	0.61%
Research & Consulting Services	0.46%	0.14%	0.60%
Wireless Telecommunication Services	0.00%	0.59%	0.59%
Application Software	0.25%	0.32%	0.57%
Consumer Finance	0.55%	0.00%	0.55%

Industry	Domestic	Foreign	Total
Healthcare Services	0.27%	0.28%	0.55%
Specialized REITs	0.53%	0.00%	0.53%
Electronic Equipment & Instruments	0.00%	0.51%	0.51%
Airlines	0.34%	0.16%	0.50%
Auto Parts & Equipment	0.13%	0.36%	0.49%
Semiconductor Equipment	0.16%	0.32%	0.48%
Agricultural Products	0.44%	0.00%	0.44%
Data Processing & Outsourced Services	0.43%	0.00%	0.43%
Electronic Components	0.00%	0.38%	0.38%
Brewers	0.00%	0.37%	0.37%
Fertilizers & Agricultural Chemicals	0.37%	0.00%	0.37%
Regional Banks	0.36%	0.00%	0.36%
Specialty Chemicals	0.05%	0.31%	0.36%
Industrial Gases	0.00%	0.34%	0.34%
Construction Materials	0.00%	0.30%	0.30%
Other Diversified Financial Services	0.00%	0.30%	0.30%
Broadcasting	0.30%	0.00%	0.30%
Apparel, Accessories & Luxury Goods	0.00%	0.28%	0.28%
Railroads	0.08%	0.20%	0.28%
Diversified Metals & Mining	0.01%	0.24%	0.25%
Electric Utilities	0.16%	0.09%	0.25%
Investment Banking & Brokerage	0.25%	0.00%	0.25%
Integrated Telecommunication Services	0.24%	0.00%	0.24%
Oil & Gas Exploration & Production	0.13%	0.11%	0.24%
Specialty Stores	0.23%	0.00%	0.23%
Healthcare Distributors	0.23%	0.00%	0.23%
Building Products	0.00%	0.22%	0.22%
Systems Software	0.22%	0.00%	0.22%
Independent Power Producers & Energy Traders	0.22%	0.00%	0.22%
Advertising	0.00%	0.21%	0.21%
Healthcare Supplies	0.18%	0.01%	0.19%
Heavy Electrical Equipment	0.00%	0.17%	0.17%
Air Freight & Logistics	0.17%	0.00%	0.17%
Human Resource & Employment Services	0.00%	0.16%	0.16%
Apparel Retail	0.00%	0.16%	0.16%
Automotive Retail	0.16%	0.00%	0.16%
Casinos & Gaming	0.14%	0.02%	0.16%
Construction & Engineering	0.00%	0.15%	0.15%
Household Products	0.08%	0.07%	0.15%
Life Sciences Tools & Services	0.08%	0.00%	0.08%
Commodity Chemicals	0.05%	0.01%	0.06%
Department Stores	0.00%	0.05%	0.05%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
IT Consulting & Other Services	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Coal & Consumable Fuels	0.00%	0.02%	0.02%
Tobacco	0.00%	0.02%	0.02%
Education Services	0.00%	0.02%	0.02%
Industrial Conglomerates	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Tires & Rubber	0.00%	0.01%	0.01%
Gas Utilities	0.00%	0.01%	0.01%
Personal Products	0.00%	0.01%	0.01%
Food Retail	0.00%	0.01%	0.01%
Steel	0.00%	0.00%	0.00	%***
Trading Companies & Distributors	0.00%	0.00%	0.00	%***

			56.11%

Sector	Percentage (based on Fair Value)
Corporate Notes	12.16%
Agency Mortgage Backed	8.95%
U.S. Treasuries	6.74%
Non-Agency Collateralized Mortgage Obligations	1.59%
Sovereign Bonds	0.32%
Municipal Bonds and Notes	0.14%
Agency Collateralized Mortgage Obligations	0.11%
Asset Backed	0.01%
FNMA	0.00	%***

	30.02%

Short-Term Investments
Short-Term Investments	13.87%

	13.87%

	100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments—December 31, 2014 (Unaudited)

	Number of Shares	Fair Value
Common Stock—95.3% †
Aerospace & Defense—1.3%
Esterline Technologies Corp.	83,053	$9,109,253	(a)
Moog Inc., Class A	13,596	1,006,512	(a)
Teledyne Technologies Inc.	61,990	6,368,853	(a)
		16,484,618

Agricultural & Farm Machinery—0.7%
AGCO Corp.	215,380	9,735,176

Agricultural Products—0.8%
Darling Ingredients Inc.	577,830	10,493,393	(a)
Fresh Del Monte Produce Inc.	16,701	560,318
		11,053,711

Airlines—0.1%
Spirit Airlines Inc.	16,100	1,216,838	(a)

Alternative Carriers—0.1%
Inteliquent Inc.	38,500	755,755

Apparel Retail—1.1%
Citi Trends Inc.	27,400	691,850	(a)
Genesco Inc.	67,317	5,157,829	(a)
The Buckle Inc.	131,149	6,887,945
The Children’s Place Inc.	13,002	741,114
The Finish Line Inc., Class A	14,260	346,661
Tilly’s Inc., Class A	44,712	433,259	(a)
Zumiez Inc.	19,800	764,874	(a)
		15,023,532

Apparel, Accessories & Luxury Goods—1.2%
Columbia Sportswear Co.	135,170	6,020,472
Iconix Brand Group Inc.	285,780	9,656,506	(a)
		15,676,978

Application Software—6.7%
ACI Worldwide Inc.	224,671	4,531,614	(a)
Blackbaud Inc.	436,884	18,899,602
Bottomline Technologies Inc.	197,300	4,987,744	(a)
Fair Isaac Corp.	9,940	718,662
Guidewire Software Inc.	180,000	9,113,400	(a)
Jive Software Inc.	373,933	2,254,816	(a)
Monotype Imaging Holdings Inc.	22,400	645,792
NetScout Systems Inc.	15,200	555,408	(a)
PROS Holdings Inc.	217,500	5,976,900	(a)
PTC Inc.	222,521	8,155,395	(a)
Qlik Technologies Inc.	229,500	7,089,255	(a)
RealPage Inc.	318,763	7,000,035	(a)
Solera Holdings Inc.	119,109	6,095,998
SS&C Technologies Holdings Inc.	183,687	10,743,853
Tyler Technologies Inc.	5,972	653,576	(a)
Verint Systems Inc.	14,700	856,716	(a)
		88,278,766

Asset Management & Custody Banks—0.4%
Financial Engines Inc.	146,000	5,336,300
Westwood Holdings Group Inc.	1,024	63,304
		5,399,604

Auto Parts & Equipment—0.3%
American Axle & Manufacturing Holdings Inc.	32,896	743,121	(a)
Dana Holding Corp.	50,801	1,104,414
Drew Industries Inc.	14,400	735,408	(a)
Gentherm Inc.	11,700	428,454	(a)
Tenneco Inc.	13,350	755,743	(a)
		3,767,140

Automobile Manufacturers—0.6%
Thor Industries Inc.	120,795	6,748,817
Winnebago Industries Inc.	58,394	1,270,653
		8,019,470

Automotive Retail—1.2%
CST Brands Inc.	239,500	10,444,595
Group 1 Automotive Inc.	36,530	3,273,818
Monro Muffler Brake Inc.	41,442	2,395,348
		16,113,761

Biotechnology—1.8%
AMAG Pharmaceuticals Inc.	22,900	975,998	(a)
Cepheid	172,500	9,339,150	(a)
Cubist Pharmaceuticals Inc.	43,483	4,376,564	(a)
Dyax Corp.	61,300	861,878	(a)
Emergent Biosolutions Inc.	29,300	797,839	(a)
Genomic Health Inc.	132,000	4,220,040	(a)
Isis Pharmaceuticals Inc.	24,000	1,481,760	(a)
MacroGenics Inc.	28,800	1,010,016	(a)
PDL BioPharma Inc.	74,200	572,082
Spectrum Pharmaceuticals Inc.	73,300	507,969	(a)
		24,143,296

Building Products—0.3%
AO Smith Corp.	14,800	834,868
Builders FirstSource Inc.	112,895	775,589	(a)
Patrick Industries Inc.	17,800	782,844	(a)
Universal Forest Products Inc.	31,575	1,679,790
		4,073,091

Cable & Satellite—0.1%
Starz, Class A	21,900	650,430	(a)

Casinos & Gaming—0.0% *
Pinnacle Entertainment Inc.	25,591	569,400	(a)

Commercial Printing—0.3%
Brady Corp., Class A	157,500	4,306,050

Commodity Chemicals—0.5%
Axiall Corp.	8,935	379,470
Koppers Holdings Inc.	220,650	5,732,487
		6,111,957

Communications Equipment—1.0%
ADTRAN Inc.	153,641	3,349,374
ARRIS Group Inc.	31,500	950,985	(a)
Aruba Networks Inc.	26,900	489,042	(a)
Bel Fuse Inc., Class B	28,037	766,532
CalAmp Corp.	47,741	873,660	(a)
EchoStar Corp., Class A	11,300	593,250	(a)
Finisar Corp.	51,839	1,006,195	(a)
NETGEAR Inc.	30,076	1,070,104	(a)
Plantronics Inc.	32,322	1,713,712
Polycom Inc.	45,900	619,650	(a)
Riverbed Technology Inc.	87,697	1,789,896	(a)
		13,222,400

Construction & Engineering—0.9%
AECOM Technology Corp.	21,109	641,080	(a)
Chicago Bridge & Iron Company N.V.	184,975	7,765,251
Granite Construction Inc.	21,452	815,605
Primoris Services Corp.	91,340	2,122,742
		11,344,678

Construction Machinery & Heavy Trucks—1.1%
Alamo Group Inc.	35,727	1,730,616
Astec Industries Inc.	44,036	1,731,055
Douglas Dynamics Inc.	34,130	731,406
FreightCar America Inc.	16,829	442,771
Meritor Inc.	43,816	663,812	(a)
The Greenbrier Companies Inc.	22,955	1,233,372
Trinity Industries Inc.	230,455	6,455,045
Wabash National Corp.	115,348	1,425,701	(a)
		14,413,778

Consumer Electronics—0.0% *
ZAGG Inc.	62,000	420,980	(a)

Data Processing & Outsourced Services—2.5%
Blackhawk Network Holdings Inc.	21,900	849,720	(a)
Broadridge Financial Solutions Inc.	198,425	9,163,267
Cardtronics Inc.	239,500	9,239,910	(a)
CoreLogic Inc.	109,070	3,445,521	(a)
Global Cash Access Holdings Inc.	328,328	2,347,545	(a)
WEX Inc.	84,000	8,309,280	(a)
		33,355,243

Distributors—0.7%
LKQ Corp.	332,336	9,345,288	(a)

Diversified Capital Markets—0.1%
HFF Inc. REIT, Class A	27,824	999,438

Diversified Metals & Mining—0.1%
Globe Specialty Metals Inc.	28,700	494,501
Materion Corp.	16,869	594,295
		1,088,796

Diversified REITs—0.2%
Cousins Properties Inc.	116,977	1,335,877
Spirit Realty Capital Inc.	52,596	625,367
		1,961,244

Diversified Support Services—1.3%
Healthcare Services Group Inc.	225,172	6,964,570
Ritchie Bros Auctioneers Inc.	310,164	8,340,310
UniFirst Corp.	13,370	1,623,786
		16,928,666

Education Services—0.4%
Apollo Education Group Inc.	33,300	1,135,863	(a)
Bright Horizons Family Solutions Inc.	23,500	1,104,735	(a)
DeVry Education Group Inc.	14,083	668,520
Grand Canyon Education Inc.	15,700	732,562	(a)
K12 Inc.	171,562	2,036,441	(a)
		5,678,121

Electric Utilities—0.8%
ALLETE Inc.	27,593	1,521,478
IDACORP Inc.	137,207	9,081,731
		10,603,209

Electrical Components & Equipment—0.6%
Encore Wire Corp.	43,655	1,629,641
EnerSys	20,377	1,257,669
Polypore International Inc.	86,667	4,077,682	(a)
Regal-Beloit Corp.	10,373	780,050
		7,745,042

Electronic Components—0.5%
DTS Inc.	21,100	648,825	(a)
Littelfuse Inc.	50,636	4,894,982
Rogers Corp.	11,082	902,518	(a)
		6,446,325

Electronic Equipment & Instruments—0.6%
Cognex Corp.	15,900	657,147	(a)
Coherent Inc.	11,473	696,641	(a)
Newport Corp.	32,200	615,342	(a)
Rofin-Sinar Technologies Inc.	29,233	841,033	(a)
Zebra Technologies Corp., Class A	61,829	4,786,183	(a)
		7,596,346

Electronic Manufacturing Services—0.3%
Celestica Inc.	32,609	382,830	(a)
Methode Electronics Inc.	46,532	1,698,883
Multi-Fineline Electronix Inc.	41,423	465,180	(a)
Plexus Corp.	46,785	1,928,010	(a)
		4,474,903

Environmental & Facilities Services—0.8%
Clean Harbors Inc.	200,950	9,655,648	(a)
Covanta Holding Corp.	29,337	645,707
		10,301,355

Fertilizers & Agricultural Chemicals—0.5%
American Vanguard Corp.	173,500	2,016,070
Intrepid Potash Inc.	375,208	5,207,887	(a)
		7,223,957

Food Distributors—0.4%
SpartanNash Co.	224,203	5,860,666

Food Retail—2.1%
Casey’s General Stores Inc.	116,332	10,507,106
The Fresh Market Inc.	409,300	16,863,160	(a)
		27,370,266

Footwear—1.2%
Crocs Inc.	34,959	436,638	(a)
Deckers Outdoor Corp.	56,110	5,108,254	(a)
Skechers U.S.A. Inc., Class A	12,272	678,028	(a)
Wolverine World Wide Inc.	326,500	9,621,955
		15,844,875

Forest Products—0.1%
Boise Cascade Co.	21,952	815,517	(a)

Gas Utilities—0.1%
South Jersey Industries Inc.	24,599	1,449,619

Health Care REITs—0.7%
Aviv REIT Inc.	14,276	492,236
Healthcare Realty Trust Inc.	23,318	637,048
Omega Healthcare Investors Inc.	109,364	4,272,852
Sabra Health Care REIT Inc.	140,532	4,267,957
		9,670,093

Healthcare Distributors—0.4%
MWI Veterinary Supply Inc.	8,180	1,389,864	(a)
Owens & Minor Inc.	92,305	3,240,828
		4,630,692

Healthcare Equipment—4.5%
Cantel Medical Corp.	83,100	3,594,906
Exactech Inc.	21,456	505,718	(a)
Globus Medical Inc., Class A	299,384	7,116,358	(a)
Greatbatch Inc.	9,662	476,337	(a)
Hill-Rom Holdings Inc.	201,981	9,214,373
Insulet Corp.	51,500	2,372,090	(a)
Integra LifeSciences Holdings Corp.	158,500	8,595,455	(a)
Masimo Corp.	174,300	4,591,062	(a)
Natus Medical Inc.	51,241	1,846,726	(a)
NuVasive Inc.	209,700	9,889,452	(a)
Orthofix International N.V.	39,884	1,198,913	(a)
STERIS Corp.	142,930	9,269,010
Zeltiq Aesthetics Inc.	30,900	862,419	(a)
		59,532,819

Healthcare Facilities—0.8%
Amsurg Corp.	129,150	7,068,380	(a)
Hanger Inc.	129,648	2,839,291	(a)
		9,907,671

Healthcare Services—2.1%
Air Methods Corp.	72,231	3,180,331	(a)
Bio-Reference Laboratories Inc.	199,269	6,402,513	(a)
IPC The Hospitalist Company Inc.	132,250	6,068,952	(a)
MEDNAX Inc.	161,572	10,681,525	(a)
Team Health Holdings Inc.	15,800	908,974	(a)
		27,242,295

Healthcare Supplies—1.3%
Align Technology Inc.	11,900	665,329	(a)
Endologix Inc.	252,417	3,859,456	(a)
ICU Medical Inc.	64,000	5,241,600	(a)
Merit Medical Systems Inc.	13,799	239,137	(a)
West Pharmaceutical Services Inc.	145,500	7,746,420
		17,751,942

Healthcare Technology—1.2%
HealthStream Inc.	24,000	707,520	(a)
HMS Holdings Corp.	282,522	5,972,515	(a)
Medidata Solutions Inc.	76,000	3,629,000	(a)
Omnicell Inc.	154,000	5,100,480	(a)
Veeva Systems Inc., Class A	19,713	520,620	(a)
		15,930,135

Home Building—0.1%
Meritage Homes Corp.	33,633	1,210,452	(a)

Home Furnishing Retail—0.0% *
Select Comfort Corp.	18,932	511,732	(a)

Home Furnishings—0.2%
Ethan Allen Interiors Inc.	54,012	1,672,752
Hooker Furniture Corp.	21,078	361,909
		2,034,661

Hotel & Resort REITs—0.3%
Hersha Hospitality Trust	221,038	1,553,897
Strategic Hotels & Resorts Inc.	59,332	784,962	(a)
Summit Hotel Properties Inc.	119,999	1,492,788
		3,831,647

Hotels, Resorts & Cruise Lines—0.2%
Interval Leisure Group Inc.	132,375	2,765,314

Household Appliances—0.3%
Helen of Troy Ltd.	64,662	4,206,910	(a)

Housewares & Specialties—0.9%
Jarden Corp.	237,292	11,361,541	(a)

Human Resource & Employment Services—0.1%
TrueBlue Inc.	39,953	888,954	(a)

Industrial Conglomerates—0.4%
Raven Industries Inc.	197,500	4,937,500

Industrial Machinery—7.0%
Actuant Corp., Class A	266,705	7,265,044
Altra Industrial Motion Corp.	38,196	1,084,385
Blount International Inc.	44,362	779,440	(a)
CLARCOR Inc.	183,161	12,205,849
Columbus McKinnon Corp.	23,290	653,052
EnPro Industries Inc.	63,300	3,972,708	(a)
ESCO Technologies Inc.	44,939	1,658,249
IDEX Corp.	98,900	7,698,376
John Bean Technologies Corp.	19,300	634,198
LB Foster Co., Class A	27,289	1,325,427
Luxfer Holdings PLC ADR	171,187	2,555,822
Lydall Inc.	49,500	1,624,590	(a)
Mueller Industries Inc.	190,307	6,497,081
Nordson Corp.	78,775	6,141,299
RBC Bearings Inc.	76,500	4,936,545
Standex International Corp.	56,500	4,365,190
The Timken Co.	178,505	7,618,593
TriMas Corp.	315,190	9,862,295	(a)
Woodward Inc.	235,054	11,571,708
		92,449,851

Industrial REITs—0.2%
Rexford Industrial Realty Inc.	63,488	997,396
STAG Industrial Inc.	59,597	1,460,127
		2,457,523

Internet Retail—0.1%
Liberty TripAdvisor Holdings Inc., Class A	23,900	642,910	(a)
Orbitz Worldwide Inc.	76,901	632,895	(a)
		1,275,805

Internet Software & Services—1.3%
Cimpress N.V.	11,400	853,176	(a)
Constant Contact Inc.	29,700	1,089,990	(a)
Cornerstone OnDemand Inc.	93,220	3,281,344	(a)
Dice Holdings Inc.	67,055	671,221	(a)
Envestnet Inc.	14,088	692,284	(a)
GrubHub Inc.	20,534	745,795	(a)
LogMeIn Inc.	128,000	6,315,520	(a)
Marchex Inc., Class B	68,900	316,251
NIC Inc.	175,260	3,152,927
		17,118,508

Investment Banking & Brokerage—1.1%
Greenhill & Company Inc.	32,440	1,414,384
Piper Jaffray Cos.	26,666	1,549,028	(a)
Raymond James Financial Inc.	185,058	10,601,973
Stifel Financial Corp.	21,628	1,103,460	(a)
		14,668,845

IT Consulting & Other Services—0.1%
Datalink Corp.	22,746	293,424	(a)
Luxoft Holding Inc.	16,773	645,928	(a)
		939,352

Leisure Facilities—0.0% *
Vail Resorts Inc.	6,463	588,973

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	65,688	1,917,433
StanCorp Financial Group Inc.	16,567	1,157,370
		3,074,803

Life Sciences Tools & Services—1.3%
Bio-Rad Laboratories Inc., Class A	12,000	1,446,720	(a)
Bruker Corp.	263,679	5,173,382	(a)
Cambrex Corp.	56,703	1,225,919	(a)
Charles River Laboratories International Inc.	12,983	826,238	(a)
ICON PLC	150,044	7,650,744	(a)
Luminex Corp.	73,500	1,378,860	(a)
		17,701,863

Managed Healthcare—1.2%
Centene Corp.	108,324	11,249,447	(a)
Molina Healthcare Inc.	89,013	4,764,866	(a)
		16,014,313

Marine—0.0% *
Baltic Trading Ltd.	93,538	234,780

Multi-Line Insurance—0.7%
HCC Insurance Holdings Inc.	172,821	9,249,380
Horace Mann Educators Corp.	11,465	380,409
		9,629,789

Multi-Utilities—0.2%
Avista Corp.	33,980	1,201,193
Black Hills Corp.	22,056	1,169,850
		2,371,043

Office REITs—0.9%
BioMed Realty Trust Inc.	376,515	8,110,133
Coresite Realty Corp.	75,247	2,938,395
DuPont Fabros Technology Inc.	18,961	630,264
Franklin Street Properties Corp.	35,652	437,450
Gramercy Property Trust Inc.	18,479	127,505
		12,243,747

Office Services & Supplies—1.1%
ARC Document Solutions Inc.	74,692	763,352	(a)
Herman Miller Inc.	153,764	4,525,274
HNI Corp.	15,279	780,146
Knoll Inc.	29,635	627,373
Steelcase Inc., Class A	45,945	824,713
West Corp.	206,411	6,811,563
		14,332,421

Oil & Gas Drilling—0.1%
Nabors Industries Ltd.	62,837	815,624
Unit Corp.	9,248	315,357	(a)
		1,130,981

Oil & Gas Equipment & Services—1.7%
C&J Energy Services Inc.	30,276	399,946	(a)
CARBO Ceramics Inc.	159,715	6,396,586
Dril-Quip Inc.	35,592	2,730,974	(a)
Forum Energy Technologies Inc.	320,979	6,653,895	(a)
Geospace Technologies Corp.	17,626	467,089	(a)
Hornbeck Offshore Services Inc.	44,047	1,099,853	(a)
Natural Gas Services Group Inc.	29,667	683,528	(a)
Oil States International Inc.	66,873	3,270,090	(a)
Seventy Seven Energy Inc.	30,494	164,972	(a)
U.S. Silica Holdings Inc.	10,604	272,417
Willbros Group Inc.	48,766	305,763	(a)
		22,445,113

Oil & Gas Exploration & Production—1.6%
Approach Resources Inc.	145,000	926,550	(a)
Bill Barrett Corp.	43,619	496,821	(a)
Carrizo Oil & Gas Inc.	19,183	798,013	(a)
Clayton Williams Energy Inc.	5,868	374,378	(a)
Denbury Resources Inc.	194,000	1,577,220
Newfield Exploration Co.	280,325	7,602,414	(a)
Northern Oil and Gas Inc.	13,300	75,145	(a)
Oasis Petroleum Inc.	47,500	785,650	(a)
PetroQuest Energy Inc.	112,593	421,098	(a)
Sanchez Energy Corp.	161,891	1,503,967	(a)
SM Energy Co.	161,870	6,244,945
Synergy Resources Corp.	62,247	780,577	(a)
		21,586,778

Oil & Gas Refining & Marketing—0.3%
Delek US Holdings Inc.	16,384	446,956
PBF Energy Inc., Class A	26,739	712,327
REX American Resources Corp.	8,071	500,160	(a)
Western Refining Inc.	42,580	1,608,672
		3,268,115

Packaged Foods & Meats—2.9%
B&G Foods Inc.	206,000	6,159,400
Lancaster Colony Corp.	72,000	6,742,080
Post Holdings Inc.	98,000	4,105,220	(a)
Sanderson Farms Inc.	95,540	8,027,749
Snyder’s-Lance Inc.	274,400	8,382,920
TreeHouse Foods Inc.	60,000	5,131,800	(a)
		38,549,169

Paper Packaging—0.5%
Packaging Corporation of America	87,120	6,799,716

Paper Products—0.2%
Clearwater Paper Corp.	11,404	781,744	(a)
Neenah Paper Inc.	29,096	1,753,616
		2,535,360

Personal Products—0.2%
Elizabeth Arden Inc.	107,000	2,288,730	(a)
Inter Parfums Inc.	9,652	264,947
		2,553,677

Pharmaceuticals—0.5%
Horizon Pharma PLC	59,100	761,799	(a)
Impax Laboratories Inc.	23,300	738,144	(a)
Lannett Company Inc.	29,200	1,252,096	(a)
Prestige Brands Holdings Inc.	95,904	3,329,787	(a)
SciClone Pharmaceuticals Inc.	77,000	674,520	(a)
		6,756,346

Property & Casualty Insurance—1.7%
Allied World Assurance Company Holdings AG	209,500	7,944,240
Argo Group International Holdings Ltd.	135,550	7,518,958
Federated National Holding Co.	17,500	422,800
RLI Corp.	48,894	2,415,364
The Navigators Group Inc.	48,700	3,571,658	(a)
		21,873,020

Publishing—0.9%
John Wiley & Sons Inc., Class A	188,985	11,195,471

Railroads—0.6%
Genesee & Wyoming Inc., Class A	93,723	8,427,572	(a)

Regional Banks—7.4%
Bank of the Ozarks Inc.	42,250	1,602,120
BankUnited Inc.	35,817	1,037,618
Banner Corp.	24,146	1,038,761
Bryn Mawr Bank Corp.	102,000	3,192,600
Camden National Corp.	11,558	460,471
Cardinal Financial Corp.	22,359	443,379
Cascade Bancorp	45,454	235,906	(a)
CoBiz Financial Inc.	28,225	370,594
Columbia Banking System Inc.	26,490	731,389
Community Bank System Inc.	102,000	3,889,260
Cullen/Frost Bankers Inc.	81,909	5,786,052
CVB Financial Corp.	385,500	6,175,710
Enterprise Financial Services Corp.	22,064	435,323
FCB Financial Holdings Inc., Class A	29,349	723,159	(a)
Fidelity Southern Corp.	31,441	506,515
First Financial Bankshares Inc.	98,500	2,943,180
Fulton Financial Corp.	423,472	5,234,114
Glacier Bancorp Inc.	13,137	364,814
Great Southern Bancorp Inc.	15,988	634,244
Hancock Holding Co.	14,075	432,103
Home BancShares Inc.	32,694	1,051,439
Iberiabank Corp.	80,734	5,235,600
Independent Bank Corp.	64,500	2,761,245
Lakeland Financial Corp.	10,308	448,089
LegacyTexas Financial Group Inc.	47,293	1,127,938
NBT Bancorp Inc.	95,000	2,495,650
Old National Bancorp	96,536	1,436,456
PacWest Bancorp	44,842	2,038,517
Prosperity Bancshares Inc.	164,332	9,097,420
Renasant Corp.	220,130	6,368,361
South State Corp.	13,054	875,662
Southwest Bancorp. Inc.	38,588	669,888
Susquehanna Bancshares Inc.	67,846	911,172

SVB Financial Group	44,418	5,155,597	(a)
Tristate Capital Holdings Inc.	21,830	223,539	(a)
UMB Financial Corp.	177,500	10,097,975
Umpqua Holdings Corp.	100,525	1,709,930
Union Bankshares Corp.	37,168	895,005
United Community Banks Inc.	20,495	388,175
Veritex Holdings Inc.	18,285	259,098	(a)
Washington Trust Bancorp Inc.	96,000	3,857,280
Westamerica Bancorporation	75,184	3,685,520
Wintrust Financial Corp.	29,308	1,370,442
		98,397,310

Reinsurance—1.0%
Endurance Specialty Holdings Ltd.	195,500	11,698,720
Maiden Holdings Ltd.	92,979	1,189,201
Platinum Underwriters Holdings Ltd.	10,021	735,742
		13,623,663

Research & Consulting Services—0.2%
Resources Connection Inc.	197,701	3,252,182

Residential REITs—0.5%
Associated Estates Realty Corp.	83,591	1,940,147
Education Realty Trust Inc.	143,243	5,241,262
		7,181,409

Restaurants—0.9%
Cracker Barrel Old Country Store Inc.	26,551	3,737,319
DineEquity Inc.	7,076	733,357
Ruth’s Hospitality Group Inc.	26,472	397,080
Texas Roadhouse Inc.	217,057	7,327,844
		12,195,600

Retail REITs—0.3%
Glimcher Realty Trust	74,642	1,025,581
Inland Real Estate Corp.	132,761	1,453,733
Ramco-Gershenson Properties Trust	36,559	685,116
Saul Centers Inc.	11,658	666,721
Tanger Factory Outlet Centers Inc.	16,552	611,762
		4,442,913

Security & Alarm Services—0.7%
The Brink’s Co.	365,700	8,926,737

Semiconductor Equipment—0.4%
Advanced Energy Industries Inc.	24,500	580,650	(a)
Brooks Automation Inc.	22,121	282,043
Entegris Inc.	50,800	671,068	(a)
Rudolph Technologies Inc.	401,310	4,105,401	(a)
		5,639,162

Semiconductors—1.7%
Ambarella Inc.	9,000	456,480	(a)
Atmel Corp.	79,100	664,045	(a)
Diodes Inc.	45,686	1,259,563	(a)
Exar Corp.	74,582	760,736	(a)
Inphi Corp.	39,386	727,853	(a)
Integrated Device Technology Inc.	59,000	1,156,400	(a)
Microsemi Corp.	338,378	9,603,168	(a)
PMC-Sierra Inc.	76,700	702,572	(a)
RF Micro Devices Inc.	92,200	1,529,598	(a)
Semtech Corp.	199,327	5,495,445	(a)
Silicon Image Inc.	80,200	442,704	(a)
		22,798,564

Specialized Finance—0.1%
MarketAxess Holdings Inc.	8,800	631,048
NewStar Financial Inc.	41,775	534,720	(a)
		1,165,768

Specialized REITs—0.1%
Potlatch Corp.	12,200	510,814
Sovran Self Storage Inc.	11,669	1,017,770
		1,528,584

Specialty Chemicals—2.8%
A Schulman Inc.	14,500	587,685
Balchem Corp.	33,100	2,205,784
HB Fuller Co.	115,208	5,130,212
Innospec Inc.	64,500	2,754,150
Minerals Technologies Inc.	10,311	716,099
OM Group Inc.	28,653	853,859
PolyOne Corp.	158,063	5,992,168
Quaker Chemical Corp.	51,726	4,760,861
Sensient Technologies Corp.	222,867	13,447,795
Stepan Co.	5,020	201,202
		36,649,815

Steel—0.6%
Commercial Metals Co.	206,122	3,357,727
Schnitzer Steel Industries Inc., Class A	32,253	727,628
TimkenSteel Corp.	78,727	2,915,261
Worthington Industries Inc.	14,688	441,962
		7,442,578

Systems Software—1.4%
FleetMatics Group PLC	203,100	7,208,019	(a)
Qualys Inc.	245,900	9,282,725	(a)
The Rubicon Project Inc.	51,331	828,482	(a)
VASCO Data Security International Inc.	35,700	1,007,097	(a)
		18,326,323

Technology Distributors—0.2%
Insight Enterprises Inc.	24,760	641,037	(a)
ScanSource Inc.	25,302	1,016,128	(a)
Tech Data Corp.	21,645	1,368,613	(a)
		3,025,778

Technology Hardware, Storage & Peripherals—0.8%
Diebold Inc.	277,945	9,628,015
Electronics for Imaging Inc.	16,100	689,563	(a)
		10,317,578

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	31,739	816,010	(a)
Meridian Bancorp Inc.	52,000	583,440	(a)
Radian Group Inc.	45,271	756,931
Washington Federal Inc.	55,144	1,221,439
		3,377,820

Trading Companies & Distributors—0.9%
Aceto Corp.	107,500	2,332,750
Applied Industrial Technologies Inc.	205,247	9,357,211
Beacon Roofing Supply Inc.	21,743	604,455	(a)
		12,294,416

Trucking—1.1%
ArcBest Corp.	14,100	653,817
Con-way Inc.	12,094	594,783
Knight Transportation Inc.	25,368	853,887
Landstar System Inc.	11,200	812,336
Marten Transport Ltd.	57,113	1,248,490
Old Dominion Freight Line Inc.	124,016	9,628,602	(a)
Saia Inc.	23,753	1,314,966	(a)
		15,106,881

Total Common Stock
(Cost $972,093,201)		1,260,200,658

Short-Term Investments—4.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $60,063,225)		60,063,225	(d,h,m)

Total Investments
(Cost $1,032,156,426)		1,320,263,883

Other Assets and Liabilities, net—0.2%		2,267,838

NET ASSETS—100.0%		$1,322,531,721

Other Information:

The Fund had the following long futures contracts open at December 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	March 2015	138	$16,569,660	$6,891

Notes to Schedules of Investments December 31, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities amounted to $29,468,170 and $36,593,187 or 3.57% and 10.99% of the net assets of the GE Institutional Strategic Investment Fund and GE Institutional Income Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At December 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at December 31, 2014.

(j)	Step coupon bond.

(k)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment adviser.

(l)	Security is in default.

(m)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(n)	Sponsored by SSgA Funds Management, Inc., the Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(o)	Represents a payment-in-kind (PIK) security which may pay all or a portion of interest in additional par.

(p)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of December 31, 2014.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at December 31, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
International Equity Fund	Investments in Securities†
	Common Stock	$70,575,379	$1,405,171,786	$—	$1,475,747,165
	Preferred Stock	—	25,930,088	—	25,930,088
	Short-Term Investments	34,684,553	—	—	34,684,553

	Total Investments in Securities	$105,259,932	$1,431,101,874	$—	$1,536,361,806

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$8,060	$—	$—	$8,060
	Short Futures Contracts — Unrealized Depreciation	(716)	—	—	(716)

	Total Other Financial Instruments	$7,344	$—	$—	$7,344

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$439,270,899	$—	$—	$439,270,899
	Short-Term Investments	23,898,581	—	—	23,898,581

	Total Investments in Securities	$463,169,480	$—	$—	$463,169,480

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$142,722	$—	$—	$142,722

U.S. Large-Cap Core Equity Fund	Investments in Securities†
	Common Stock	$96,329,846	$—	$—	$96,329,846
	Exchange Traded Funds	1,419,615	—	—	1,419,615
	Short-Term Investments	2,670,774	—	—	2,670,774

	Total Investments in Securities	$100,420,235	$—	$—	$100,420,235

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$13,490	$—	$—	$13,490

U.S. Equity Fund	Investments in Securities†
	Common Stock	$733,983,149	$—	$—	$733,983,149
	Exchange Traded Funds	10,062,824	—	—	10,062,824
	Short-Term Investments	19,552,523	—	—	19,552,523

	Total Investments in Securities	$763,598,496	$—	$—	$763,598,496

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$70,694	$—	$—	$70,694

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$33,145,133	$—	$—	$33,145,133
	Short-Term Investments	1,191,493	—	—	1,191,493

	Total Investments in Securities	$34,336,626	$—	$—	$34,336,626

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$29,458	$—	$—	$29,458

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$80,674,321	$—	$80,674,321
	Agency Mortgage Backed	—	93,650,512	—	93,650,512
	Agency Collateralized Mortgage Obligations	—	1,442,249	—	1,442,249
	Asset Backed	—	488,369	—	488,369
	Corporate Notes	—	128,986,246	—	128,986,246
	Non-Agency Collateralized Mortgage Obligations	—	19,168,580	—	19,168,580
	Sovereign Bonds	—	2,845,524	—	2,845,524
	Municipal Bonds and Notes	—	2,045,604	—	2,045,604
	FNMA	—	—	69,153	69,153
	Preferred Stock	334,579	—	—	334,579
	Short-Term Investments	19,627,313	—	—	19,627,313

	Total Investments in Securities	$19,961,892	$329,301,405	$69,153	$349,332,450

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$12,252	$—	$—	$12,252
	Long Futures Contracts — Unrealized Depreciation	(53,799)	—	—	(53,799)
	Short Futures Contracts — Unrealized Depreciation	(132,804)	—	—	(132,804)

	Total Other Financial Instruments	$(174,351)	$—	$—	$(174,351)

Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$282,816,713	$—	$—	$282,816,713
	Foreign Equity	15,464,993	160,116,523	—	175,581,516
	U.S. Treasuries	—	57,361,003	—	57,361,003
	Agency Mortgage Backed	—	76,096,339	—	76,096,339
	Agency Collateralized Mortgage Obligations	—	929,883	—	929,883
	Asset Backed	—	100,243	—	100,243
	Corporate Notes	—	103,455,684	—	103,455,684
	Non-Agency Collateralized Mortgage Obligations	—	13,493,422	—	13,493,422
	Sovereign Bonds	—	2,719,243	—	2,719,243
	Municipal Bonds and Notes	—	1,161,291	—	1,161,291
	FNMA	—	—	20,468	20,468
	Exchange Traded Funds	18,804,807	—	—	18,804,807
	Short-Term Investments	117,959,180	—	—	117,959,180

	Total Investments in Securities	$435,045,693	$415,433,631	$20,468	$850,499,792

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$662,470	$—	$—	$662,470
	Long Futures Contracts — Unrealized Depreciation	(49,723)	—	—	(49,723)
	Short Futures Contracts — Unrealized Depreciation	(306,061)	—	—	(306,061)

	Total Other Financial Instruments	$306,686	$—	$—	$306,686

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,260,200,658	$—	$—	$1,260,200,658
	Short-Term Investments	60,063,225	—	—	60,063,225

	Total Investments in Securities	$1,320,263,883	$—	$—	$1,320,263,883

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$6,891	$—	$—	$6,891

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

Transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2014 is not presented.

INCOME TAXES

At December 31, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
International Equity Fund	$1,451,398,817	$188,945,931	$(103,982,942)	$84,962,989
Premier Growth Equity Fund	315,872,523	147,296,957	—	147,296,957
U.S. Large-Cap Core Equity Fund	82,293,424	18,890,233	(763,422)	18,126,811
U.S. Equity Fund	599,482,871	169,557,434	(5,441,809)	164,115,625
S&P 500 Index Fund	24,484,395	10,292,110	(439,879)	9,852,231
Income Fund	347,048,592	5,741,813	(3,457,955)	2,283,858
Strategic Investment Fund	781,776,040	86,269,121	(17,545,369)	68,723,752
Small-Cap Equity Fund	1,034,900,773	323,762,330	(38,399,220)	285,363,110

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta
President, GE Institutional Funds

Date: February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta
President, GE Institutional Funds

Date: February 19, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: February 19, 2015